AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Principal			Principal
	Amount	Value		Amount	Value
Corporate Bonds and Notes - 30.0%			Banco Internacional del Peru SAA
			Interbank (Peru)
Financials - 9.6%			(3 month LIBOR + 6.740%), 8.500%, 04/23/70[3]	$500,000	$505,625
A. S. P AMC Merger Sub, Inc.
8.000%, 05/15/25[1,2]	$98,000	$66,436	Banco Macro SA (Argentina)
			(USD Swap 5 year + 5.463%), 6.750%,
Acrisure LLC/Acrisure Finance, Inc.			11/04/26 [2,3]	950,000	824,455
8.125%, 02/15/24 [1]	105,000	112,416	(USD Swap 5 year + 5.463%), 6.750%,
			11/04/26 [1,3]	200,000	173,572
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)			Banco Mercantil del Norte SA/Grand Cayman
3.500%, 01/15/25	485,000	509,222	(Cayman Islands)
Air Lease Corp.			(U.S. Treasury Yield Curve CMT 5 year +
			4.447%), 5.750%, 10/04/31[3]	400,000	428,139
2.750%, 01/15/23	70,000	71,462
3.750%, 02/01/22	565,000	583,715	(U.S. Treasury Yield Curve CMT 5 year +
			5.035%), 6.875%, 10/06/68[2,3,4]	500,000	537,967
Alexandria Real Estate Equities, Inc.			(U.S. Treasury Yield Curve CMT 10 year +
4.000%, 01/15/24	460,000	496,078	5.470%), 7.500%, 09/27/68[1,3,4]	200,000	226,752
Alliant Holdings Intermediate LLC/Alliant			(U.S. Treasury Yield Curve CMT 10 year +
Holdings Co-Issuer			5.353%), 7.625%, 10/06/68[3,4]	1,200,000	1,347,330
6.750%, 10/15/27 [1]	75,000	79,076	Banco Nacional de Comercio Exterior
Allied Universal Holdco LLC/Allied Universal			SNC/Cayman Islands (Cayman Islands)
Finance Corp.			(U.S. Treasury Yield Curve CMT 5 year +
6.625%, 07/15/26 [1]	100,000	106,500	3.000%), 3.800%, 08/11/26[3]	200,000	202,820
9.750%, 07/15/27 [1]	90,000	96,284
			Banco Safra, S. A. (Cayman Islands)
American Express Co.			4.125%, 02/08/23	200,000	206,923
2.500%, 08/01/22	610,000	621,142	Banco Santander Mexico SA Institucion de Banca
American Tower Corp.			Multiple Grupo Financiero Santand (Mexico)
3.600%, 01/15/28	525,000	562,710	(U.S. Treasury Yield Curve CMT 5 year +
4.400%, 02/15/26	1,300,000	1,448,484	2.995%), 5.950%, 10/01/28 [1,3]	200,000	217,210
AssuredPartners, Inc.			Banco Santander SA (Spain)
7.000%, 08/15/25[1]	180,000	183,598	(3 month LIBOR + 1.090%), 2.999%, 02/23/23[3]	600,000	607,237
Athene Global Funding			Bancolombia SA (Colombia)
3.000%, 07/01/22 [1]	565,000	579,049	3.000%, 01/29/25	300,000	302,178
Avolon Holdings Funding, Ltd. (Ireland)			(U.S. Treasury Yield Curve CMT 5 year +
3.250%, 02/15/27 [1]	440,000	445,790	2.944%), 4.625%, 12/18/29[3]	700,000	723,100
			(U.S. Treasury Yield Curve CMT 5 year +
Banco Bilbao Vizcaya Argentaria			2.929%), 4.875%, 10/18/27[3]	400,000	413,244
Colombia SA (Colombia)
4.875%, 04/21/25	700,000	756,290	Bank of America Corp., MTN
			(3 month LIBOR + 1.210%), 3.974%, 02/07/30[3]	590,000	663,520
Banco Bradesco, S.A. (Cayman Islands)
5.750%, 03/01/22	400,000	419,925	Bank of Montreal (Canada)
			(USD Swap 5 year + 1.432%), 3.803%, 12/15/32[3]	450,000	480,337
Banco BTG Pactual SA (Cayman Islands)
(U.S. Treasury Yield Curve CMT 5 year +			Bank of New Zealand (New Zealand)
			3.500%, 02/20/24[1]	510,000	541,098
5.257%), 7.750%, 02/15/29 [1,3]	1,250,000	1,357,000
Banco de Bogota, S. A. (Colombia)			The Bank of Nova Scotia (Canada)
5.375%, 02/19/23	200,000	215,417	3.400%, 02/11/24	375,000	397,338
Banco de Reservas de la Republica Dominicana			Bantrab Senior Trust (Cayman Islands)
(Dominican Republic)			9.000%, 11/14/20	150,000	155,625
7.000%, 02/01/23 [1]	300,000	317,253	Barclays PLC (United Kingdom)
7.000%, 02/01/23	200,000	211,502	(3 month LIBOR + 1.380%), 3.284%, 05/16/24[3]	640,000	649,521
Banco do Brasil SA/Cayman (Cayman Islands)			BBVA Bancomer SA/Texas
(U.S. Treasury Yield Curve CMT 10 year +			(U.S. Treasury Yield Curve CMT 5 year +
4.398%), 6.250%, 10/15/68 [3,4]	1,500,000	1,549,875	2.650%), 5.125%, 01/18/33[3]	1,500,000	1,601,287
Banco Internacional del Peru SAA
Interbank (Peru)
(3 month LIBOR + 5.760%), 6.625%, 03/19/29 [3]	50,000	56,392

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Financials - 9.6% (continued)			Discover Financial Services
			4.100%, 02/09/27	$730,000	$800,262
BBVA Bancomer SA/Texas
(U.S. Treasury Yield Curve CMT 5 year +			Equitable Holdings, Inc.
3.000%), 5.350%, 11/12/29 [3]	$400,000	$417,143	3.900%, 04/20/23	560,000	593,605
BDO Unibank, Inc. , EMTN (Philippines)			ESH Hospitality, Inc.
2.950%, 03/06/23	1,000,000	1,015,975	5.250%, 05/01/25[1]	245,000	251,636
BNP Paribas SA (France)			Essex Portfolio LP
3.052%, 01/13/31 [1,3]	680,000	699,171	3.000%, 01/15/30	285,000	297,168
3.375%, 01/09/25 [1]	620,000	654,814
			Gilex Holding Sarl (Colombia)
BOC Aviation, Ltd. (Singapore)			8.500%, 05/02/23[1]	200,000	217,083
(3 month LIBOR + 1.125%), 3.072%, 09/26/23 [1,3]	500,000	504,151	8.500%, 05/02/23	450,000	488,437
Boston Properties, LP			Global Aircraft Leasing Co., Ltd. (Cayman Islands)
3.400%, 06/21/29	545,000	587,473	6.500%, 09/15/24[1,5]	135,000	138,449
Capital One Financial Corp.			Global Bank Corp. (Panama)
(3 month LIBOR + 0.720%), 2.490%, 01/30/23 [3]	120,000	120,743	4.500%, 10/20/21	900,000	931,860
			(3 month LIBOR + 3.300%), 5.250%, 04/16/29[1,3]	400,000	437,760
CFX Escrow Corp.
6.000%, 02/15/24 [1]	75,000	79,118	The Goldman Sachs Group, Inc.
6.375%, 02/15/26 [1]	135,000	145,125	(3 month LIBOR + 1.170%), 3.080%, 05/15/26[3]	790,000	804,483
The Charles Schwab Corp.			Grupo Aval, Ltd. (Cayman Islands)
3.550%, 02/01/24	485,000	519,300	4.375%, 02/04/30 [1]	450,000	455,850
CIMB Bank Bhd, EMTN (Malaysia)			HSBC Holdings PLC (United Kingdom)
(3 month LIBOR + 0.780%), 2.658%, 10/09/24 [3]	400,000	402,803	(3 month LIBOR + 1.380%), 3.267%, 09/12/26[3]	950,000	968,466
Citigroup, Inc.			Icahn Enterprises LP/Icahn Enterprises
(3 month LIBOR + 1.100%), 3.004%, 05/17/24 [3]	925,000	942,035	Finance Corp.
			5.250%, 05/15/27[1]	70,000	70,350
CNO Financial Group, Inc.			6.250%, 05/15/26	145,000	152,475
5.250%, 05/30/29	60,000	67,821
			Industrial Senior Trust (Cayman Islands)
Commonwealth Bank of Australia (Australia)			5.500%, 11/01/22	500,000	526,515
4.316%, 01/10/48 [1]	535,000	622,048
			Interoceanica IV Finance, Ltd. (Cayman Islands)
Credit Acceptance Corp.			0.000%, 11/30/25[6]	1,205,153	1,113,724
6.625%, 03/15/26 [1]	155,000	167,380
			Iron Mountain, Inc.
Credit Agricole SA/London (United Kingdom)			4.875%, 09/15/29[1]	105,000	107,354
3.750%, 04/24/23 [1]	545,000	574,951
			iStar, Inc.
Credit Suisse Group AG (Switzerland)			4.750%, 10/01/24	60,000	62,525
(3 month LIBOR + 1.240%), 3.127%, 06/12/24 [1,3]	430,000	437,693
			Itau Unibanco Holding SA/Cayman Island
Credito Real SAB de CV (Mexico)			(Cayman Islands)
9.500%, 02/07/26 [1]	500,000	584,936
			(U.S. Treasury Yield Curve CMT 5 year +
Credito Real SAB de CV SOFOM ER (Mexico)			3.863%), 6.500%, 09/19/68[3,4]	200,000	212,968
(U.S. Treasury Yield Curve CMT 5 year +			Liberty Mutual Group, Inc.
7.026%), 9.125%, 05/29/68 [3,4]	800,000	865,788	3.951%, 10/15/50 [1]	854,000	934,212
Crown Castle International Corp.			Lions Gate Capital Holdings LLC
3.650%, 09/01/27	590,000	637,341	6.375%, 02/01/24[1,2]	115,000	115,861
3.700%, 06/15/26	600,000	648,407
4.000%, 03/01/27	775,000	851,901	Lloyds Banking Group PLC (United Kingdom)
			(3 month LIBOR + 1.205%), 3.574%, 11/07/28[3]	630,000	673,529
DBS Group Holdings, Ltd. (Singapore)
(3 month LIBOR + 0.620%), 2.415%, 07/25/22 [3]	200,000	201,252	Macquarie Group, Ltd. (Australia)
(USD Swap 5 year + 1.590%), 4.520%, 12/11/28 [3]	200,000	214,978	(3 month LIBOR + 1.023%), 3.189%, 11/28/23[1,3]	185,000	191,022
			(3 month LIBOR + 1.330%), 4.150%, 03/27/24[1,3]	355,000	377,309
DBS Group Holdings, Ltd., GMTN (Singapore)
(USD Swap 5 year + 2.390%), 3.600%,			Malayan Banking Bhd (Malaysia)
03/07/68 [3,4]	1,379,000	1,393,714	(USD Swap 5 year + 2.542%), 3.905%,
			10/29/26 [3]	1,800,000	1,842,012
Digital Realty Trust LP
3.700%, 08/15/27	1,135,000	1,231,441	Mexarrend SAPI de CV (Mexico)
			10.250%, 07/24/24[1]	500,000	523,338

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Financials - 9.6% (continued)			Tempo Acquisition LLC/Tempo Acquisition
			Finance Corp.
MGM Growth Properties Operating			6.750%, 06/01/25[1]	$210,000	$217,873
Partnership LP/MGP Finance Co-Issuer, Inc.
5.750%, 02/01/27	$95,000	$105,806	TerraForm Power Operating LLC
			4.250%, 01/31/23[1]	155,000	159,706
Mitsubishi UFJ Financial Group, Inc. (Japan)
(3 month LIBOR + 0.740%), 2.647%, 03/02/23 [3]	570,000	573,600	Unifin Financiera SAB de CV (Mexico)
			(U.S. Treasury Yield Curve CMT 5 year +
Morgan Stanley			6.308%), 8.875%, 07/29/68[3,4]	1,600,000	1,628,912
(3 month LIBOR + 1.340%), 3.591%, 07/22/28 [3]	585,000	633,569
			United Overseas Bank, Ltd., EMTN (Singapore)
MPT Operating Partnership LP/MPT			(USD Swap 5 year + 2.236%), 3.500%,
Finance Corp.			09/16/26 [3]	1,000,000	1,017,200
5.000%, 10/15/27	205,000	216,014	(USD Swap 5 year + 1.794%), 3.875%,
Nationstar Mortgage Holdings, Inc.			04/19/67[3,4]	600,000	614,836
6.000%, 01/15/27 [1]	40,000	40,782
8.125%, 07/15/23 [1]	120,000	127,150	VICI Properties LP/VICI Note Co., Inc.
			3.750%, 02/15/27[1,7]	15,000	15,103
Navient Corp.			4.125%, 08/15/30[1,7]	15,000	15,253
5.000%, 03/15/27	55,000	55,000	Wells Fargo & Co., MTN
6.500%, 06/15/22	175,000	186,375	(3 month LIBOR + 1.170%), 2.879%, 10/30/30[3]	290,000	299,900
NFP Corp.			(3 month LIBOR + 1.170%), 3.196%, 06/17/27[3]	245,000	258,068
6.875%, 07/15/25 [1]	190,000	193,705
			Welltower, Inc.
Oversea-Chinese Banking Corp., Ltd. (Singapore)			3.950%, 09/01/23	525,000	560,324
4.250%, 06/19/24 [2]	600,000	646,644
			WeWork Cos., Inc.
Prudential Financial, Inc.			7.875%, 05/01/25 [1]	40,000	31,100
3.905%, 12/07/47	275,000	307,379	Willis North America, Inc.
Public Storage			4.500%, 09/15/28	495,000	562,753
3.385%, 05/01/29	520,000	569,798	Total Financials		64,704,674
Radiant Access, Ltd. (Virgin Islands, British)			Industrials - 16.4%
4.600%, 11/18/68 [4]	1,100,000	1,099,313
			AbbVie, Inc.
Royal Bank of Scotland Group PLC			4.700%, 05/14/45	518,000	595,391
(United Kingdom)
(3 month LIBOR + 1.480%), 3.498%, 05/15/23 [3]	285,000	293,529	Adani Ports & Special Economic Zone, Ltd. (India)
			3.950%, 01/19/22	600,000	616,961
S. P. A. RC EM SPC Panama Metro Line 2 SP
(Cayman Islands)			Advanced Drainage Systems, Inc.
0.000%, 12/05/22 [1,6]	885,233	853,419	5.000%, 09/30/27[1]	75,000	77,651
0.000%, 12/05/22 [6]	887,770	855,865	AECOM
Scotiabank Peru SAA (Peru)			5.125%, 03/15/27	145,000	155,171
(3 month LIBOR + 3.856%), 4.500%, 12/13/27 [3]	230,000	240,142
			Aeropuerto Internacional de Tocumen SA
Simon Property Group LP			(Panama)
2.450%, 09/13/29	290,000	292,167	5.625%, 05/18/36	200,000	241,500
Springleaf Finance Corp.			AI Candelaria Spain SLU (Spain)
5.375%, 11/15/29	50,000	52,088	7.500%, 12/15/28	750,000	857,739
6.625%, 01/15/28	25,000	28,171	7.500%, 12/15/28[1]	250,000	285,913
6.875%, 03/15/25	59,000	66,669	Air Medical Group Holdings, Inc.
7.125%, 03/15/26	5,000	5,746	6.375%, 05/15/23[1]	90,000	84,187
Sprint Capital Corp.			Ajecorp BV (Netherlands)
6.875%, 11/15/28	245,000	249,741	6.500%, 05/14/22	200,000	200,038
Sumitomo Mitsui Financial Group, Inc. (Japan)			Aker BP A. S. A. (Norway)
(3 month LIBOR + 0.740%), 2.576%, 01/17/23 [3]	880,000	885,038	4.750%, 06/15/24[1]	150,000	156,348
SURA Asset Management SA (Colombia)			Albertsons Cos., Inc./Safeway, Inc./New
4.875%, 04/17/24	200,000	216,083	Albertsons LP/Albertsons LLC
Synchrony Financial			4.625%, 01/15/27 [1,7]	75,000	76,180
3.950%, 12/01/27	565,000	603,204

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 16.4% (continued)			BAT Capital Corp.
			3.462%, 09/06/29	$915,000	$949,075
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC			Bausch Health Cos., Inc.
4.875%, 02/15/30 [1,7]	$115,000	$118,450	5.000%, 01/30/28[1]	80,000	81,200
			5.250%, 01/30/30[1]	80,000	81,700
Alcoa Nederland Holding BV (Netherlands)			7.000%, 01/15/28[1]	140,000	151,899
6.125%, 05/15/28 [1]	200,000	211,120
			Beacon Escrow Corp.
Allison Transmission, Inc.			4.875%, 11/01/25[1]	120,000	119,614
5.000%, 10/01/24 [1]	149,000	152,168
			Beacon Roofing Supply, Inc.
Altice France, S.A. (France)			4.500%, 11/15/26[1]	50,000	51,438
7.375%, 05/01/26 [1]	200,000	213,130
			Becton Dickinson and Co.
Altria Group, Inc.			2.894%, 06/06/22	835,000	854,565
4.800%, 02/14/29	510,000	578,518
			Berry Global, Inc.
American Axle & Manufacturing, Inc.			5.625%, 07/15/27[1]	130,000	138,291
6.250%, 03/15/26	65,000	66,323
			Bombardier, Inc. (Canada)
Amsted Industries, Inc.			6.000%, 10/15/22 [1]	65,000	63,863
5.625%, 07/01/27 [1]	105,000	111,920	7.875%, 04/15/27[1,2]	45,000	42,749
Anglo American Capital PLC (United Kingdom)			Boyd Gaming Corp.
4.500%, 03/15/28 [1]	615,000	677,090	4.750%, 12/01/27[1]	75,000	76,826
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev			Boyne USA, Inc.
Worldwide Inc.			7.250%, 05/01/25[1]	215,000	233,902
4.900%, 02/01/46	140,000	175,147	Braskem Idesa SAPI (Mexico)
Anheuser-Busch InBev Worldwide, Inc.			7.450%, 11/15/29 [1]	600,000	634,950
4.600%, 04/15/48	385,000	465,840	Bristol-Myers Squibb Co.
Antero Midstream Partners, LP/Antero Midstream			4.350%, 11/15/47[1]	490,000	611,055
Finance Corp.
5.750%, 03/01/27 [1]	59,000	46,166	Builders FirstSource, Inc.
			5.625%, 09/01/24[1]	165,000	171,944
Anthem, Inc.			6.750%, 06/01/27[1]	40,000	43,922
2.375%, 01/15/25	295,000	299,901	C&W Senior Financing DAC (Ireland)
APT Pipelines, Ltd. (Australia)			6.875%, 09/15/27	1,700,000	1,829,323
4.250%, 07/15/27 [1]	1,000,000	1,101,639	7.500%, 10/15/26[1]	500,000	540,661
Ardagh Packaging Finance PLC/Ardagh Holdings			Camelot Finance, S. A. (Luxembourg)
USA, Inc. (Ireland)			4.500%, 11/01/26[1]	25,000	25,484
6.000%, 02/15/25 [1]	200,000	209,500	Canacol Energy, Ltd. (Canada)
			7.250%, 05/03/25[1]	200,000	216,417
Arrow Electronics, Inc.
3.875%, 01/12/28	295,000	310,948	7.250%, 05/03/25	1,300,000	1,406,710
Ascend Learning LLC			Carvana Co.
			8.875%, 10/01/23 [1]	70,000	73,688
6.875%, 08/01/25 [1]	30,000	31,437
6.875%, 08/01/25 [1]	170,000	178,146	Castle US Holding Corp.
ASGN, Inc.			9.500%, 02/15/28[1]	35,000	35,000
4.625%, 05/15/28 [1]	60,000	61,731	Catalent Pharma Solutions, Inc.
AstraZeneca PLC (United Kingdom)			5.000%, 07/15/27 [1]	130,000	137,085
6.450%, 09/15/37	410,000	596,917	CCO Holdings LLC / CCO Holdings Capital Corp.
AT&T, Inc.			4.750%, 03/01/30[1]	150,000	154,496
5.250%, 03/01/37	735,000	902,186	CCO Holdings LLC/CCO Holdings Capital Corp.
			5.000%, 02/01/28[1]	170,000	178,371
Avantor, Inc.
9.000%, 10/01/25[1]	190,000	210,384	5.750%, 02/15/26[1]	155,000	162,934
B&G Foods, Inc.			CDK Global, Inc.
			5.250%, 05/15/29[1]	50,000	53,563
5.250%, 04/01/25	115,000	117,641
5.250%, 09/15/27	75,000	74,906	5.875%, 06/15/26	65,000	69,183
Banff Merger Sub, Inc.			Cedar Fair LP
9.750%, 09/01/26 [1]	55,000	56,572	5.250%, 07/15/29[1]	110,000	116,253

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 16.4% (continued)			CommScope, Inc.
			5.500%, 03/01/24[1]	$75,000	$77,219
Cemex SAB de CV (Mexico)			6.000%, 03/01/26 [1]	40,000	42,025
7.750%, 04/16/26	$200,000	$218,370
			Comunicaciones Celulares SA Via Comcel Trust
Cengage Learning, Inc.			(Cayman Islands)
9.500%, 06/15/24 [1]	70,000	64,546
			6.875%, 02/06/24	500,000	511,707
Cenovus Energy, Inc. (Canada)			Constellation Brands, Inc.
5.400%, 06/15/47	250,000	285,281	3.150%, 08/01/29	140,000	146,197
Centene Corp.
4.250%, 12/15/27 [1]	90,000	94,217	Constellation Merger Sub, Inc.
			8.500%, 09/15/25[1]	85,000	77,598
4.625%, 12/15/29 [1]	75,000	80,861
5.250%, 04/01/25 [1]	160,000	166,400	Controladora Mabe SA de CV (Mexico)
5.375%, 08/15/26 [1]	120,000	127,800	5.600%, 10/23/28	500,000	563,826
Century Communities, Inc.			Corning, Inc.
6.750%, 06/01/27 [1]	70,000	76,113	4.375%, 11/15/57	285,000	310,872
CenturyLink, Inc.			Cosan Overseas, Ltd. (Cayman Islands)
4.000%, 02/15/27 [1]	70,000	70,495	8.250%, 02/05/69[4]	2,000,000	2,087,070
5.125%, 12/15/26 [1]	80,000	82,200
			Cott Holdings, Inc.
Charles River Laboratories International, Inc.			5.500%, 04/01/25[1]	180,000	187,125
4.250%, 05/01/28 [1]	70,000	71,150
			CRC Escrow Issuer LLC/CRC Finco, Inc.
Charter Communications Operating LLC/Charter			5.250%, 10/15/25 [1]	130,000	132,262
Communications Operating Capital
4.908%, 07/23/25	535,000	599,114	Crown Americas LLC/Crown
			Americas Capital Corp. VI
Cheniere Energy Partners LP			4.750%, 02/01/26	150,000	156,240
4.500%, 10/01/29 [1]	50,000	50,968
5.250%, 10/01/25	205,000	211,660	CSC Holdings LLC
5.625%, 10/01/26	80,000	83,950	5.250%, 06/01/24	135,000	146,081
Cigna Corp.			CSI Compressco, LP/CSI Compressco
(3 month LIBOR + 0.890%), 2.721%, 07/15/23 [3]	275,000	278,542	Finance, Inc.
4.900%, 12/15/48	265,000	325,646	7.500%, 04/01/25[1]	170,000	169,292
Cincinnati Bell, Inc.			CSN Islands XII Corp. (Brazil)
7.000%, 07/15/24 [1]	115,000	120,607	7.000%, 12/23/68[4]	750,000	705,709
Clean Harbors, Inc.			CSN Resources SA (Brazil)
4.875%, 07/15/27 [1]	125,000	131,781	7.625%, 04/17/26[1]	300,000	315,646
5.125%, 07/15/29 [1]	30,000	32,035
			CSX Corp.
Clear Channel Worldwide Holdings, Inc.			3.800%, 11/01/46	555,000	614,658
9.250%, 02/15/24 [1]	29,000	31,634
			CVS Health Corp.
CNOOC Finance 2013, Ltd. (Hong Kong)			5.050%, 03/25/48	260,000	314,588
3.000%, 05/09/23	1,000,000	1,025,549
			Dana Financing Luxembourg Sarl (Luxembourg)
CNOOC Finance 2015 USA LLC			5.750%, 04/15/25[1]	155,000	162,039
3.500%, 05/05/25	700,000	742,320
3.750%, 05/02/23	590,000	618,903	Dana, Inc.
			5.375%, 11/15/27	25,000	25,906
CNPC General Capital, Ltd. (Virgin Islands, British)
3.400%, 04/16/23	200,000	207,415	Dealer Tire LLC/DT Issuer LLC
			8.000%, 02/01/28 [1]	35,000	35,525
CNX Midstream Partners LP/CNX Midstream
Finance Corp.			Delek & Avner Tamar Bond, Ltd. (Israel)
6.500%, 03/15/26 [1]	195,000	179,313	5.082%, 12/30/23[1]	100,000	103,956
Colombia Telecomunicaciones SA ESP			Delek & Avner Tamar Bond, Ltd. (Israel)
(Colombia)			5.412%, 12/30/25[1]	300,000	315,115
(USD Swap 5 year + 6.958%), 8.500%,			Delta Air Lines, Inc.
09/30/68[3,4]	200,000	201,213	3.800%, 04/19/23	585,000	608,171
Comcast Corp.
3.950%, 10/15/25	545,000	603,134

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 16.4% (continued)			Extraction Oil & Gas, Inc.
			5.625%, 02/01/26[1]	$45,000	$22,178
Diamond Sports Group LLC/Diamond Sports
Finance Co.			FedEx Corp.
5.375%, 08/15/26 [1]	$90,000	$89,818	4.750%, 11/15/45	270,000	301,680
Diamondback Energy, Inc.			Fermaca Enterprises S de RL de CV (Mexico)
2.875%, 12/01/24	135,000	137,367	6.375%, 03/30/38[1]	218,669	242,656
Digicel Group Two, Ltd. PIK (Jamaica)			Fideicomiso PA Pacifico Tres (Colombia)
9.125%, 04/01/24 [1,5]	1,622,912	280,626	8.250%, 01/15/35	200,000	231,500
DISH DBS Corp.			Flex Acquisition Co, Inc.
5.875%, 11/15/24	90,000	91,261	6.875%, 01/15/25[1]	125,000	125,780
Dollar Tree, Inc.			Ford Motor Co.
4.000%, 05/15/25	560,000	606,902	7.450%, 07/16/31	125,000	150,806
The Dun & Bradstreet Corp.			Foresight Energy LLC/Foresight Energy
6.875%, 08/15/26 [1]	55,000	60,466	Finance Corp.
10.250%, 02/15/27 [1]	40,000	45,926	11.500%, 04/01/23[1]	180,000	4,500
DuPont de Nemours, Inc.			Freeport-McMoRan, Inc.
5.419%, 11/15/48	460,000	575,179	5.400%, 11/14/34	1,150,000	1,184,296
Eagle Holding Co. II LLC			5.450%, 03/15/43	1,000,000	1,022,600
7.750%, 05/15/22 [1,5]	80,000	80,942	Fresnillo PLC (Mexico)
Eldorado Resorts, Inc.			5.500%, 11/13/23	200,000	218,517
6.000%, 04/01/25	105,000	110,094	Frontdoor, Inc.
			6.750%, 08/15/26[1]	150,000	164,400
Embarq Corp.
7.995%, 06/01/36	75,000	83,492	Frontier Communications Corp.
			7.125%, 01/15/23	55,000	25,988
Empresa de Transporte de Pasajeros Metro SA			8.000%, 04/01/27[1]	55,000	57,511
(Chile)			8.500%, 04/15/20[2]	30,000	14,475
5.000%, 01/25/47 [1]	1,150,000	1,333,649	8.500%, 04/01/26 [1]	45,000	46,208
Empresa Nacional de Telecomunicaciones SA			FTS International, Inc.
(Chile)			6.250%, 05/01/22	62,000	34,584
4.875%, 10/30/24	600,000	643,105
			Garda World Security Corp. (Canada)
ENA Norte Trust (Panama)			4.625%, 02/15/27[1,2]	125,000	124,062
4.950%, 04/25/23	912,486	943,661
			Gates Global LLC/Gates Corp.
Enable Midstream Partners LP			6.250%, 01/15/26 [1]	120,000	123,820
4.400%, 03/15/27	280,000	282,411
			General Electric Co., MTN
Encompass Health Corp.			5.875%, 01/14/38	245,000	315,571
4.500%, 02/01/28	35,000	36,116
4.750%, 02/01/30	10,000	10,419	General Motors Co.
			(3 month LIBOR + 0.800%), 2.693%, 08/07/20[3]	210,000	210,423
Energizer Holdings, Inc.
7.750%, 01/15/27 [1]	75,000	82,830	General Motors Financial Co, Inc.
			(3 month LIBOR + 0.990%), 2.890%, 01/05/23[3]	690,000	691,341
Energy Transfer LP
4.200%, 04/15/27	30,000	32,007	Genesys Telecommunications Laboratories, Inc.
4.750%, 01/15/26	490,000	536,905	10.000%, 11/30/24[1]	220,000	237,234
Envision Healthcare Corp.			Geopark, Ltd. (Chile)
8.750%, 10/15/26 [1]	25,000	15,146	6.500%, 09/21/24	1,400,000	1,479,681
EP Energy LLC/Everest Acquisition Finance, Inc.			GFL Environmental, Inc. (Canada)
7.750%, 05/15/26 [1,8]	70,000	47,099	5.125%, 12/15/26[1]	95,000	98,073
			8.500%, 05/01/27[1]	55,000	60,052
Exelon Corp.
3.400%, 04/15/26	1,000,000	1,070,841	Globo Comunicacao e Participacoes, S. A. (Brazil)
			4.875%, 01/22/30[1]	200,000	204,454
Expedia, Inc.
3.800%, 02/15/28	280,000	290,853	GNL Quintero SA (Chile)
			4.634%, 07/31/29	650,000	701,251
Exterran Energy Solutions, LP/EES Finance Corp
8.125%, 05/01/25	95,000	94,367

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 16.4% (continued)			Hill-Rom Holdings, Inc.
			4.375%, 09/15/27[1]	$60,000	$61,404
Gogo Intermediate Holdings LLC/Gogo Finance
Co., Inc.			The Home Depot, Inc.
9.875%, 05/01/24 [1]	$125,000	$134,641	3.900%, 06/15/47	260,000	302,954
Gohl Capital, Ltd. (Isle of Man)			Horizon Therapeutics USA, Inc.
4.250%, 01/24/27	1,500,000	1,595,661	5.500%, 08/01/27[1]	200,000	213,630
Golden Entertainment, Inc.			IAA, Inc.
7.625%, 04/15/26 [1]	65,000	70,290	5.500%, 06/15/27[1]	115,000	122,245
Golden Nugget, Inc.			iHeartCommunications, Inc.
6.750%, 10/15/24 [1]	220,000	226,642	5.250%, 08/15/27[1]	60,000	62,661
8.750%, 10/01/25 [1]	30,000	31,598	8.375%, 05/01/27	15,000	16,340
Gran Tierra Energy International Holdings, Ltd.			Imperial Brands Finance PLC (United Kingdom)
(Cayman Islands)			3.500%, 07/26/26[1]	290,000	300,565
6.250%, 02/15/25	1,126,000	1,053,654	Indian Oil Corp., Ltd. (India)
Gran Tierra Energy, Inc. (Canada)			5.625%, 08/02/21	450,000	471,553
7.750%, 05/23/27 [1]	200,000	194,830	5.750%, 08/01/23	1,700,000	1,866,615
Gray Television, Inc.			Indigo Natural Resources LLC
5.125%, 10/15/24 [1]	55,000	56,902	6.875%, 02/15/26[1]	55,000	50,464
7.000%, 05/15/27[1]	90,000	98,159	Informatica LLC
GrubHub Holdings, Inc.			7.125%, 07/15/23 [1]	55,000	55,687
5.500%, 07/01/27 [1]	45,000	44,015
			Installed Building Products, Inc.
Grupo Bimbo SAB de CV (Mexico)			5.750%, 02/01/28[1]	85,000	90,555
(U.S. Treasury Yield Curve CMT 5 year +			Intelsat Jackson Holdings SA (Luxembourg)
3.280%), 5.950%, 07/17/68 [3,4]	600,000	639,060	5.500%, 08/01/23	85,000	69,665
Grupo Idesa SA de CV (Mexico)			8.500%, 10/15/24 [1]	35,000	29,648
7.875%, 12/18/20	400,000	319,500	The Interpublic Group of Cos, Inc.
GTT Communications, Inc.			5.400%, 10/01/48	485,000	629,441
7.875%, 12/31/24 [1,2]	80,000	62,600	Inversiones CMPC SA (Chile)
Guanay Finance, Ltd. (Cayman Islands)			4.750%, 09/15/24	200,000	214,336
6.000%, 12/15/20	460,228	464,715	IQVIA, Inc.
			5.000%, 05/15/27[1]	200,000	211,472
Gulfport Energy Corp.
6.375%, 05/15/25	110,000	55,321	IRB Holding Corp.
			6.750%, 02/15/26 [1]	140,000	146,132
GW Honos Security Corp. (Canada)
8.750%, 05/15/25 [1]	130,000	136,174	Iridium Communications, Inc.
			10.250%, 04/15/23[1]	165,000	176,412
Hasbro, Inc.
3.500%, 09/15/27	565,000	580,786	JBS Investments II GmbH (Austria)
			5.750%, 01/15/28[1]	1,200,000	1,269,072
HCA, Inc.
4.125%, 06/15/29	270,000	292,990	JBS USA LUX, S. A./JBS USA Finance, Inc.
5.250%, 04/15/25	55,000	62,621	5.750%, 06/15/25[1]	15,000	15,576
5.375%, 09/01/26 [2]	305,000	343,910	5.875%, 07/15/24[1]	25,000	25,656
5.875%, 02/01/29	15,000	17,720	6.750%, 02/15/28 [1]	105,000	116,483
Hess Midstream Operations LP			JBS USA LUX, S. A./JBS USA Food Co./JBS USA
5.125%, 06/15/28 [1]	115,000	119,169	Finance, Inc.
5.625%, 02/15/26 [1]	180,000	188,825	5.500%, 01/15/30[1]	35,000	37,865
Hexion, Inc.			6.500%, 04/15/29[1]	100,000	112,186
7.875%, 07/15/27 [1,2]	55,000	56,789	Jeld-Wen, Inc.
			4.625%, 12/15/25[1]	175,000	179,010
H-Food Holdings LLC/Hearthside
Finance Co., Inc.			John Deere Capital Corp., MTN
8.500%, 06/01/26 [1]	90,000	79,265	3.450%, 01/10/24	300,000	319,404
Hilcorp Energy I, LP/Hilcorp Finance Co.			JSL Europe, S. A. (Luxembourg)
6.250%, 11/01/28 [1]	105,000	93,749	7.750%, 07/26/24	650,000	701,730

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 16.4% (continued)			Millicom International Cellular SA (Luxembourg)
			6.000%, 03/15/25	$200,000	$206,843
KAR Auction Services, Inc.			6.250%, 03/25/29 [1]	200,000	220,830
5.125%, 06/01/25 [1]	$160,000	$164,466
			6.625%, 10/15/26	500,000	551,550
Kinder Morgan Energy Partners L. P. , MTN			Minerva Luxembourg SA (Luxembourg)
6.950%, 01/15/38	430,000	578,192	5.875%, 01/19/28	1,000,000	1,055,650
Kraton Polymers LLC/Kraton Polymers			6.500%, 09/20/26	200,000	212,680
Capital Corp.			Moss Creek Resources Holdings, Inc.
7.000%, 04/15/25[1]	85,000	86,726	7.500%, 01/15/26[1]	75,000	55,245
Kratos Defense & Security Solutions, Inc.			MPH Acquisition Holdings LLC
6.500%, 11/30/25 [1]	90,000	96,112	7.125%, 06/01/24 [1]	90,000	87,400
The Kroger Co.			Murphy Oil USA, Inc.
3.400%, 04/15/22	510,000	527,010	4.750%, 09/15/29	55,000	57,577
Kronos Acquisition Holdings, Inc. (Canada)			Nabors Industries, Ltd.
9.000%, 08/15/23[1]	95,000	91,513	7.250%, 01/15/26[1,2]	60,000	60,225
Latam Finance, Ltd. (Cayman Islands)			NBM US Holdings, Inc.
6.875%, 04/11/24	500,000	532,792	7.000%, 05/14/26[1]	200,000	214,726
7.000%, 03/01/26 [1]	500,000	543,672
			NCL Corp., Ltd.
Level 3 Financing, Inc.			3.625%, 12/15/24[1]	120,000	119,400
4.625%, 09/15/27 [1]	90,000	92,643
			Netflix, Inc.
Live Nation Entertainment, Inc.			5.375%, 11/15/29[1,2]	45,000	49,063
5.625%, 03/15/26 [1]	180,000	192,213
			5.875%, 02/15/25	55,000	61,783
Lockheed Martin Corp.			Network i2i, Ltd. (India)
4.700%, 05/15/46	435,000	576,190	(U.S. Treasury Yield Curve CMT 5 year +
LTF Merger Sub, Inc.			4.277%), 5.650%, 04/15/68[1,3,4]	400,000	399,000
8.500%, 06/15/23 [1]	175,000	178,537
			New Red Finance, Inc. (Canada)
M/I Homes, Inc.			5.000%, 10/15/25[1]	145,000	149,752
4.950%, 02/01/28 [1]	70,000	72,275
			Nexa Resources Peru SAA (Peru)
Marathon Petroleum Corp.			4.625%, 03/28/23	200,000	209,333
5.125%, 12/15/26	540,000	622,511	Nexstar Broadcasting, Inc.
MARB BondCo PLC (United Kingdom)			5.625%, 07/15/27[1]	60,000	63,339
6.875%, 01/19/25	1,700,000	1,792,505	Novelis Corp.
Marriott Ownership Resorts, Inc./ILG LLC			4.750%, 01/30/30[1]	40,000	40,150
6.500%, 09/15/26	125,000	135,547	NuStar Logistics LP
Marvell Technology Group, Ltd.			6.000%, 06/01/26	100,000	105,407
4.200%, 06/22/23	590,000	628,747	Nutrien, Ltd. (Canada)
Masonite International Corp.			4.200%, 04/01/29	575,000	647,582
5.750%, 09/15/26 [1]	145,000	154,113
			NVA Holdings, Inc.
Match Group, Inc.			6.875%, 04/01/26[1]	55,000	59,838
5.000%, 12/15/27 [1]	150,000	157,927
			NXP BV/NXP Funding LLC/NXP USA, Inc.
McDonald's Corp., MTN			(Netherlands)
4.450%, 03/01/47	245,000	292,653	3.875%, 06/18/26[1]	265,000	285,690
Medco Bell Pte, Ltd. (Singapore)			OAS Finance, Ltd. (Virgin Islands, British)
6.375%, 01/30/27 [1]	200,000	193,624	8.875%, 07/25/68[1,4,8,9]	400,000	3,000
			8.875%, 07/25/68[4,8,9]	600,000	4,500
MEG Energy Corp. (Canada)
7.000%, 03/31/24 [1]	60,000	60,575	Oasis Petroleum, Inc.
7.125%, 02/01/27 [1]	120,000	119,137	6.250%, 05/01/26[1]	65,000	49,727
MGM Resorts International			6.875%, 03/15/22	95,000	91,438
5.750%, 06/15/25	70,000	78,212	Oleoducto Central, S. A. (Colombia)
			4.000%, 05/07/21	200,000	204,580
Millicom International Cellular SA (Luxembourg)
5.125%, 01/15/28	400,000	419,217

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 16.4% (continued)			Prime Security Services Borrower LLC / Prime
			Finance, Inc.
ONEOK, Inc.			6.250%, 01/15/28 [1]	$60,000	$59,588
3.400%, 09/01/29	$150,000	$153,854
			QEP Resources, Inc.
ONGC Videsh Vankorneft Pte, Ltd. (Singapore)			5.250%, 05/01/23	75,000	72,188
3.750%, 07/27/26	1,000,000	1,052,376	5.625%, 03/01/26[2]	75,000	67,080
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical			Radiate Holdco LLC/Radiate Finance, Inc.
Diagnostics, S. A.			6.625%, 02/15/25 [1]	155,000	157,002
7.250%, 02/01/28 [1]	40,000	40,805	6.875%, 02/15/23[1]	10,000	10,208
Owens Corning			Radiology Partners, Inc.
4.400%, 01/30/48	295,000	310,755	9.250%, 02/01/28 [1]	75,000	78,563
Packaging Corp of America			Refinitiv US Holdings, Inc.
3.400%, 12/15/27	255,000	273,245	6.250%, 05/15/26 [1]	95,000	102,662
			8.250%, 11/15/26 [1]	100,000	111,440
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc.			Reliance Holding USA, Inc.
6.250%, 05/15/26 [1]	85,000	91,330	5.400%, 02/14/22	1,500,000	1,589,206
8.500%, 05/15/27 [1]	45,000	48,458
			Resideo Funding, Inc.
Par Petroleum LLC/Petroleum Finance Corp.			6.125%, 11/01/26 [1,2]	135,000	132,972
7.750%, 12/15/25 [1]	160,000	166,066
			Riverbed Technology, Inc.
Parkland Fuel Corp. (Canada)			8.875%, 03/01/23 [1]	70,000	45,150
5.875%, 07/15/27 [1]	70,000	74,309
			Royal Caribbean Cruises, Ltd.
Parsley Energy LLC/Parsley Finance Corp.			3.700%, 03/15/28	265,000	278,695
5.625%, 10/15/27 [1]	140,000	148,589
			Sabine Pass Liquefaction LLC
PBF Holding Co. LLC / PBF Finance Corp.			5.000%, 03/15/27	565,000	630,904
6.000%, 02/15/28 [1]	45,000	46,130
			SACI Falabella (Chile)
Peabody Energy Corp.			3.750%, 04/30/23	900,000	925,844
6.000%, 03/31/22 [1,2]	125,000	116,250
			SBA Tower Trust
Penn National Gaming, Inc.			3.168%, 04/11/22[1]	400,000	407,430
5.625%, 01/15/27 [1,2]	130,000	136,819
			Schweitzer-Mauduit International, Inc.
Penske Truck Leasing Co. LP/PTL Finance Corp.			6.875%, 10/01/26 [1]	90,000	97,006
4.200%, 04/01/27 [1]	245,000	268,550
			Scientific Games International, Inc.
Performance Food Group, Inc.			5.000%, 10/15/25[1]	115,000	118,560
5.500%, 10/15/27 [1]	115,000	121,328	7.000%, 05/15/28 [1]	20,000	21,125
			7.250%, 11/15/29[1]	45,000	48,346
Pertamina Persero PT (Indonesia)			8.250%, 03/15/26[1]	45,000	48,909
4.300%, 05/20/23	1,100,000	1,163,884
			The Scotts Miracle-Gro Co.
Petrobras Global Finance BV (Netherlands)			4.500%, 10/15/29[1]	85,000	88,083
5.750%, 02/01/29	1,000,000	1,155,750
6.900%, 03/19/49	150,000	183,319	Scripps Escrow, Inc.
			5.875%, 07/15/27[1]	75,000	78,701
PetSmart, Inc.
5.875%, 06/01/25 [1]	61,000	62,983	Select Medical Corp.
7.125%, 03/15/23 [1]	110,000	109,863	6.250%, 08/15/26[1]	175,000	189,116
Pilgrim's Pride Corp.			The ServiceMaster Co. LLC
5.875%, 09/30/27 [1]	185,000	196,572	5.125%, 11/15/24[1]	120,000	124,267
Polaris Intermediate Corp., PIK			Shire Acquisitions Investments (Ireland)
8.500%, 12/01/22 [1,2,5]	115,000	107,582	2.875%, 09/23/23	535,000	550,710
Post Holdings, Inc.			Sinopec Capital 2013, Ltd. (Virgin Islands, British)
5.500%, 03/01/25 [1]	140,000	145,308
			3.125%, 04/24/23	600,000	616,835
5.500%, 12/15/29 [1]	25,000	26,513
			Sinopec Group Overseas Development 2016,
Prime Security Services Borrower LLC			Ltd. (China)
9.250%, 05/15/23 [1]	79,000	82,901
			2.750%, 09/29/26	300,000	306,547
			Sirius XM Radio, Inc.
			5.375%, 07/15/26[1]	135,000	142,736

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 16.4% (continued)			Telesat Canada/Telesat LLC (Canada)
			6.500%, 10/15/27[1]	$75,000	$78,701
Sirius XM Radio, Inc.
5.500%, 07/01/29 [1]	$65,000	$70,070	Tempur Sealy International Inc.
Six Flags Entertainment Corp.			5.500%, 06/15/26	194,000	203,665
4.875%, 07/31/24 [1]	125,000	128,229	Tenet Healthcare Corp.
			4.875%, 01/01/26[1]	110,000	114,538
Smithfield Foods, Inc.			5.125%, 11/01/27 [1]	45,000	47,419
4.250%, 02/01/27 [1]	580,000	617,253	6.250%, 02/01/27 [1]	120,000	127,062
Sociedad Quimica y Minera de Chile SA (Chile)			7.000%, 08/01/25	110,000	114,171
4.375%, 01/28/25	200,000	211,583	Terrier Media Buyer, Inc.
Spectrum Brands, Inc.			8.875%, 12/15/27 [1]	30,000	30,975
5.000%, 10/01/29 [1,2]	75,000	78,150	Tervita Corp. (Canada)
Sprint Corp.			7.625%, 12/01/21 [1]	190,000	193,752
7.125%, 06/15/24	235,000	243,210	The Hillman Group, Inc.
7.250%, 02/01/28 [1]	65,000	64,472	6.375%, 07/15/22[1]	25,000	23,445
SS&C Technologies, Inc.			T-Mobile USA, Inc.
5.500%, 09/30/27 [1]	115,000	121,863
			4.500%, 02/01/26	285,000	293,630
Staples, Inc.
7.500%, 04/15/26 [1]	90,000	92,365	T-Mobile USA, Inc. , Contingent Value Bond
			0.000%, *,9,10	100,000	0
10.750%, 04/15/27 [1,2]	25,000	25,454
Stars Group Holdings BV/Stars Group US			TransDigm, Inc.
			5.500%, 11/15/27 [1]	70,000	70,560
Co-Borrower LLC (Netherlands)			6.250%, 03/15/26[1]	120,000	129,645
7.000%, 07/15/26 [1]	135,000	146,893
			6.375%, 06/15/26	90,000	95,004
Stevens Holding Co, Inc.			Transocean Guardian, Ltd. (Cayman Islands)
6.125%, 10/01/26 [1]	110,000	120,763	5.875%, 01/15/24 [1]	66,800	68,387
SunCoke Energy Partners LP/SunCoke Energy			Transocean Poseidon, Ltd. (Cayman Islands)
Partners Finance Corp.			6.875%, 02/01/27 [1]	105,000	109,969
7.500%, 06/15/25 [1]	175,000	168,436
			Transocean Proteus, Ltd. (Cayman Islands)
Sunoco Logistics Partners Operations LP			6.250%, 12/01/24 [1]	98,000	100,981
3.900%, 07/15/26	1,000,000	1,048,084
			Transocean, Inc.
Sunoco LP/Sunoco Finance Corp.			8.000%, 02/01/27 [1]	60,000	55,923
5.500%, 02/15/26	120,000	123,793
6.000%, 04/15/27	60,000	63,438	Trident TPI Holdings, Inc.
			6.625%, 11/01/25 [1]	80,000	72,833
Sydney Airport Finance Co. Pty, Ltd. (Australia)
3.375%, 04/30/25 [1]	990,000	1,038,440	Triumph Group, Inc.
			6.250%, 09/15/24[1]	35,000	36,276
Syngenta Finance, N. V. (Netherlands)			7.750%, 08/15/25	118,000	115,615
5.676%, 04/24/48	1,600,000	1,781,618
			Twin River Worldwide Holdings, Inc.
Tapstone Energy LLC/Tapstone Energy			6.750%, 06/01/27[1,2]	135,000	142,809
Finance Corp.
9.750%, 06/01/22 [1,8]	60,000	510	Uber Technologies, Inc.
			7.500%, 09/15/27[1]	40,000	42,289
Targa Resources Partners LP/Targa Resources			8.000%, 11/01/26[1]	75,000	79,888
Partners Finance Corp.
5.500%, 03/01/30 [1]	50,000	51,630	United Rentals North America, Inc.
5.875%, 04/15/26	105,000	110,972	5.250%, 01/15/30	20,000	21,507
6.500%, 07/15/27	60,000	65,550	6.500%, 12/15/26	145,000	157,774
Tecnoglass, Inc. (Colombia)			Univision Communications, Inc.
			5.125%, 05/15/23[1]	30,000	30,188
8.200%, 01/31/22	200,000	216,242
Telefonica Celular del Paraguay SA (Paraguay)			UPL Corp, Ltd. (Mauritius)
5.875%, 04/15/27 [1]	450,000	482,010	3.250%, 10/13/21	1,100,000	1,108,325
Telesat Canada/Telesat LLC (Canada)			USA Compression Partners LP / USA
4.875%, 06/01/27 [1]	75,000	77,239	Compression Finance Corp.
			6.875%, 09/01/27	205,000	214,071

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 16.4% (continued)			Utilities - 4.0%
Vedanta Resources Finance II PLC (United			AES Andres BV/Dominican Power
Kingdom)			Partners/Empresa Generadora de
9.250%, 04/23/26 [1]	$200,000	$193,733	Electricidad It (Netherlands)
Vedanta Resources PLC (India)			7.950%, 05/11/26	$200,000	$214,319
6.125%, 08/09/24	1,800,000	1,596,450	AES Andres/Dominican Power Partners/Empresa
Verizon Communications, Inc.			Generadora De Electricidad IT (Netherlands)
4.272%, 01/15/36	255,000	299,886	7.950%, 05/11/26 [1]	1,000,000	1,071,607
4.400%, 11/01/34	500,000	600,002	AES Gener SA (Chile)
Verscend Escrow Corp.			(U.S. Treasury Yield Curve CMT 5 year +
9.750%, 08/15/26 [1]	148,000	161,324	4.917%), 6.350%, 10/07/79[1,3]	200,000	209,200
			(U.S. Treasury Yield Curve CMT 5 year +
Viking Cruises, Ltd.			4.917%), 6.350%, 10/07/79[3]	200,000	209,200
5.875%, 09/15/27 [1]	205,000	210,514
			(USD Swap 5 year + 4.644%), 7.125%,
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.			03/26/79[1,3]	900,000	964,565
8.750%, 04/15/23 [1]	35,000	18,139	(USD Swap 5 year + 4.644%), 7.125%,
			03/26/79[3]	600,000	644,265
Viper Energy Partners LP
5.375%, 11/01/27 [1]	75,000	78,326	American Electric Power Co, Inc.
Vizient, Inc.			Series F
6.250%, 05/15/27 [1]	90,000	97,268	2.950%, 12/15/22	1,300,000	1,342,674
Volkswagen Group of America Finance LLC			American Water Capital Corp.
4.250%, 11/13/23 [1]	615,000	664,188	3.400%, 03/01/25	775,000	828,455
			The Brooklyn Union Gas Co.
VTR Finance BV (Chile)			4.487%, 03/04/49[1]	510,000	628,966
6.875%, 01/15/24	1,500,000	1,536,877
			Calpine Corp.
Waste Management, Inc.			4.500%, 02/15/28 [1]	55,000	54,794
4.000%, 07/15/39	525,000	618,220	5.125%, 03/15/28 [1]	35,000	34,913
Waste Pro USA, Inc.			5.250%, 06/01/26[1]	70,000	72,445
5.500%, 02/15/26 [1]	75,000	77,226
			Clearway Energy Operating LLC
Weatherford International, Ltd.			4.750%, 03/15/28[1]	75,000	77,295
11.000%, 12/01/24 [1]	4,000	4,257
			Cometa Energia SA de CV (Mexico)
West Street Merger Sub, Inc.			6.375%, 04/24/35	1,744,200	1,999,839
6.375%, 09/01/25 [1]	65,000	64,187
			DTE Energy Co.
Whiting Petroleum Corp.			2.950%, 03/01/30	1,000,000	1,019,554
6.625%, 01/15/26	145,000	81,559	Duke Energy Corp.
The William Carter Co.			3.950%, 08/15/47	350,000	392,303
5.625%, 03/15/27 [1]	100,000	106,718
			Duke Energy Progress LLC
Wolverine Escrow LLC			4.150%, 12/01/44	365,000	433,021
9.000%, 11/15/26 [1]	75,000	78,039
			Duquesne Light Holdings, Inc.
WPX Energy, Inc.			3.616%, 08/01/27[1]	1,000,000	1,029,402
4.500%, 01/15/30	95,000	95,710	Empresa de Transmision Electrica SA (Panama)
5.250%, 10/15/27	85,000	88,982	5.125%, 05/02/49[1]	700,000	822,286
WRKCo, Inc.			Empresa Electrica Angamos SA (Chile)
3.750%, 03/15/25	600,000	643,516	4.875%, 05/25/29	322,140	339,197
YPF SA (Argentina)
6.950%, 07/21/27	600,000	513,208	Empresa Electrica Guacolda SA (Chile)
8.500%, 07/28/25	650,000	598,270	4.560%, 04/30/25	800,000	749,247
Yum! Brands, Inc.			Empresas Publicas de Medellin ESP (Colombia)
4.750%, 01/15/30 [1]	75,000	80,126	4.250%, 07/18/29 [1]	400,000	421,439
Total Industrials		111,345,757	Energuate Trust (Guatemala)
			5.875%, 05/03/27	400,000	420,139
			Engie Energia Chile SA (Chile)
			4.500%, 01/29/25	550,000	594,954

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Utilities - 4.0% (continued)			Transelec SA (Chile)
Eversource Energy			4.625%, 07/26/23	$200,000	$212,333
Series K			Xcel Energy, Inc.
2.750%, 03/15/22	$1,000,000	$1,019,534	3.300%, 06/01/25	1,300,000	1,377,790
Georgia Power Co.			Total Utilities		27,001,499
Series A			Total Corporate Bonds and Notes
2.200%, 09/15/24	585,000	592,530	(Cost $193,500,909)		203,051,930
ITC Holdings Corp.			Asset-Backed Securities - 7.8%
3.250%, 06/30/26	1,000,000	1,058,639	AASET US, Ltd.
LLPL Capital Pte, Ltd. (Singapore)			Series 2018-1A, Class A
6.875%, 02/04/39[1]	790,560	927,671	3.844%, 01/16/38[1]	741,670	749,577
Mexico Generadora de Energia S de rl (Mexico)			Adams Mill CLO, Ltd.
5.500%, 12/06/32	492,192	549,580	Series 2014-1A, Class D1
			(3 month LIBOR + 3.500%), 5.331%, 07/15/26[1,3]	250,000	250,391
Minejesa Capital BV (Netherlands)
4.625%, 08/10/30	600,000	626,791	AIMCO CLO Series
5.625%, 08/10/37	200,000	218,213	Series 2018-AA, Class D
Monongahela Power Co.			(3 month LIBOR + 2.550%), 4.386%, 04/17/31[1,3]	500,000	484,476
5.400%, 12/15/43 [1]	225,000	304,886	ALM VII R, Ltd.
NextEra Energy Capital Holdings, Inc.			Series 2013-7RA, Class CR
3.550%, 05/01/27	240,000	260,233	(3 month LIBOR + 4.040%), 5.871%, 10/15/28[1,3]	1,000,000	1,004,500
NGL Energy Partners, LP/NGL Energy			Apidos CLO XII
Finance Corp.			Series 2013-12A, Class DR
7.500%, 04/15/26 [1]	50,000	48,619	(3 month LIBOR + 2.600%), 4.431%, 04/15/31[1,3]	500,000	490,595
Oncor Electric Delivery Co. LLC			Apidos CLO XVI
3.100%, 09/15/49	575,000	597,308	Series 2013-16A, Class BR
			(3 month LIBOR + 1.950%), 3.769%, 01/19/25 [1,3]	500,000	500,203
Orazul Energy Egenor SCA (Peru)
5.625%, 04/28/27	400,000	416,959	Atrium IX
			Series 9A, Class DR
Pampa Energia SA (Argentina)			(3 month LIBOR + 3.600%), 5.509%,
7.500%, 01/24/27	1,200,000	1,046,402	05/28/30[1,3]	1,000,000	1,001,451
9.125%, 04/15/29	150,000	134,198
PSEG Power LLC			Babson CLO, Ltd.
3.850%, 06/01/23	415,000	439,006	Series 2015-2A, Class DR
			(3 month LIBOR + 2.950%), 4.769%,
Southern California Edison Co.			10/20/30 [1,3]	500,000	499,729
4.000%, 04/01/47	325,000	361,913	Series 2015-IA, Class DR
Star Energy Geothermal Wayang Windu, Ltd.			(3 month LIBOR + 2.600%), 4.419%,
(Indonesia)			01/20/31 [1,3]	500,000	488,752
6.750%, 04/24/33	1,104,000	1,204,134	Barings CLO, Ltd.
Stoneway Capital Corp. (Argentina)			Series 2017-1A, Class D
10.000%, 03/01/27	797,025	403,915	(3 month LIBOR + 3.600%), 5.419%,
			07/18/29[1,3]	1,000,000	1,001,126
Superior Plus LP/Superior General Partner, Inc.			Series 2018-1A, Class C
(Canada)			(3 month LIBOR + 2.600%), 4.431%,
7.000%, 07/15/26 [1]	225,000	243,079	04/15/31[1,3]	350,000	337,775
Talen Energy Supply LLC			Series 2018-3A, Class D
6.625%, 01/15/28 [1]	65,000	65,185	(3 month LIBOR + 2.900%), 4.719%,
			07/20/29 [1,3]	500,000	500,136
Transelec SA (Chile)
4.625%, 07/26/23 [1]	300,000	318,502	Series 2019-1A, Class D
			(3 month LIBOR + 3.850%), 5.681%,
			04/15/31[1,3]	500,000	504,479

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Asset-Backed Securities - 7.8%			Dryden 57 CLO, Ltd.
(continued)			Series 2018-57A, Class D
			(3 month LIBOR + 2.550%), 4.460%, 05/15/31[1,3]	$500,000	$487,424
Barings CLO, Ltd.
Series 2019-2A, Class C			ECAF I, Ltd.
(3 month LIBOR + 3.850%), 5.681%,			Series 2015-1A, Class A1
04/15/31[1,3]	$500,000	$504,413	3.473%, 06/15/40[1]	322,050	322,374
Beechwood Park CLO, Ltd.			Elmwood CLO II, Ltd.
Series 2019-1A, Class D1			Series 2019-2A, Class B
(3 month LIBOR + 4.100%), 6.003%, 01/17/33 [1,3]	1,000,000	1,009,705	(3 month LIBOR + 2.100%), 3.919%, 04/20/31[1,3]	500,000	501,200
Blackbird Capital Aircraft Lease			GAIA Aviation, Ltd.
Securitization, Ltd.			Series 2019-1, Class A
Series 2016-1A, Class B			3.967%, 12/15/44[1,11]	434,089	439,074
5.682%, 12/16/41 [1,11]	812,500	864,821
			Gilbert Park CLO, Ltd.
BlueMountain CLO, Ltd.			Series 2017-1A, Class D
Series 2013-1A, Class CR			(3 month LIBOR + 2.950%), 4.781%,
(3 month LIBOR + 4.150%), 5.969%, 01/20/29 [1,3]	1,000,000	1,001,266	10/15/30 [1,3]	500,000	501,291
			Series 2017-1A, Class E
CAL Funding			(3 month LIBOR + 6.400%), 8.231%,
Series 2018-1A, Class A			10/15/30 [1,3]	1,000,000	998,033
3.960%, 02/25/43 [1]	606,250	612,476
			Global SC Finance II SRL
Canyon Capital CLO 2014-1 Ltd.			Series 2014-1A, Class A1
Series 2014-1A, Class CR			3.190%, 07/17/29[1]	618,750	622,505
(3 month LIBOR + 2.750%), 4.519%, 01/30/31 [1,3]	500,000	489,250
			Global SC Finance IV, Ltd.
Canyon Capital CLO, Ltd.			Series 2018-1A, Class A
Series 2017-1A, Class D			4.290%, 05/17/38[1]	411,650	429,847
(3 month LIBOR + 3.600%), 5.431%, 07/15/30 [1,3]	500,000	500,434
			Halcyon Loan Advisors Funding, Ltd.
Castlelake Aircraft Structured Trust			Series 2013-2A, Class C
Series 2019-1A, Class A			(3 month LIBOR + 2.700%), 4.463%, 08/01/25[1,3]	250,000	250,615
3.967%, 04/15/39 [1]	466,418	479,426
			Highbridge Loan Management, Ltd.
CBAM, Ltd.			Series 4A-2014, Class A2R
Series 2019-10A, Class B			(3 month LIBOR + 1.500%), 3.295%, 01/28/30[1,3]	1,000,000	994,751
(3 month LIBOR + 2.050%), 4.016%, 04/20/32 [1,3]	500,000	501,095
			Horizon Aircraft Finance III, Ltd.
CLI Funding V LLC			Series 2019-2, Class A
Series 2013-2A,			3.425%, 11/15/39[1]	988,095	989,546
3.220%, 06/18/28 [1]	502,650	505,288
			HPS Loan Management, Ltd.
CLI Funding VI LLC			Series 11A-17, Class D
Series 2019-1A, Class A			(3 month LIBOR + 3.600%), 5.508%,
3.710%, 05/18/44 [1]	466,853	481,010	05/06/30[1,3]	500,000	501,327
Cook Park CLO			Invitation Homes Trust
Series 2018-1A, Class D			Series 2018-SFR1, Class C
(3 month LIBOR + 2.600%), 4.436%, 04/17/30 [1,3]	750,000	732,301
			(1 month LIBOR + 1.250%), 2.919%,
Dorchester Park CLO DAC			03/17/37[1,3]	1,745,000	1,749,954
Series 2015-1A, Class ER			Series 2018-SFR1, Class D
(3 month LIBOR + 5.000%), 6.819%,			(1 month LIBOR + 1.450%), 3.119%,
04/20/28 [1,3]	500,000	493,073	03/17/37[1,3]	1,150,000	1,151,624
Dryden 40 Senior Loan Fund			JOL Air, Ltd.
Series 2015-40A, Class DR			Series 2019-1, Class A
(3 month LIBOR + 3.100%), 5.010%, 08/15/31 [1,3]	500,000	500,906	3.967%, 04/15/44[1]	927,953	953,653
Dryden 43 Senior Loan Fund			LCM XIV, L. P.
Series 2016-43A, Class DRR			Series 14A, Class DR
(3 month LIBOR + 3.550%), 5.369%,			(3 month LIBOR + 2.750%), 4.569%, 07/20/31[1,3]	500,000	490,003
07/20/29 [1,3]	500,000	500,678	LCM XVIII L. P.
			Series 19A, Class D
			(3 month LIBOR + 3.450%), 5.281%, 07/15/27[1,3]	1,000,000	999,276

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Asset-Backed Securities - 7.8%			Octagon Investment Partners XXX, Ltd.
(continued)			Series 2017-1A, Class D
MACH 1 Cayman, Ltd.			(3 month LIBOR + 6.200%), 8.019%,
			03/17/30 [1,3]	$250,000	$250,554
Series 2019-1, Class A
3.474%, 10/15/39[1]	$1,960,938	$1,967,990	OHA Credit Funding 1, Ltd.
			Series 2018-1A, Class D
Madison Park Funding XIV, Ltd.			(3 month LIBOR + 3.050%), 4.869%,
Series 2014-14A, Class DRR			10/20/30 [1,3]	500,000	500,791
(3 month LIBOR + 2.950%), 4.752%, 10/22/30 [1,3]	500,000	500,875
			Primose Funding LLC
Madison Park Funding XV, Ltd.			Series 2019-1A,
Series 2014-15A, Class CR			4.475%, 07/30/49[1]	997,500	1,038,765
(3 month LIBOR + 3.450%), 5.244%, 01/27/26 [1,3]	500,000	500,620
			Sprite 2017-1, Ltd.
Magnetite XXII, Ltd.			Series 2017-1, Class A
Series 2019-22A, Class D			4.250%, 12/15/37[1]	339,567	348,553
(3 month LIBOR + 3.650%), 5.481%, 04/15/31 [1,3]	750,000	757,137
			Stack Infrastructure Issuer LLC
Mosaic Solar Loan Trust			Series 2019-1A, Class A2
Series 2018-1A, Class A			4.540%, 02/25/44[1]	743,125	792,523
4.010%, 06/22/43 [1]	1,013,582	1,062,149
			START Ireland
Mosaic Solar Loans LLC			Series 2019-1, Class A
Series 2017-1A, Class A			4.089%, 03/15/44[1]	470,238	484,183
4.450%, 06/20/42 [1]	456,643	481,449
			TAL Advantage VI LLC
Myers Park CLO, Ltd.			Series 2017-1A, Class A
Series 2018-1A, Class D			4.500%, 04/20/42[1]	719,876	739,421
(3 month LIBOR + 3.050%), 4.869%,
10/20/30 [1,3]	1,000,000	987,681	Textainer Marine Containers VII, Ltd.
			Series 2019-1A, Class A
Neuberger Berman Loan Advisers CLO, 27 Ltd.			3.960%, 04/20/44[1]	705,000	722,622
Series 2018-27A, Class D
(3 month LIBOR + 2.600%), 4.431%, 01/15/30 [1,3]	500,000	489,028	Thunderbolt Aircraft Lease, Ltd.
			Series 2017-A, Class A
Newark BSL, Ltd.			4.212%, 05/17/32[1,11]	331,419	342,416
Series 2016-1A, Class C
(3 month LIBOR + 4.000%), 5.794%, 12/21/29 [1,3]	1,000,000	1,001,593	Trinity Rail Leasing 2010 LLC
			Series 2010-1A, Class A
Octagon Investment Partners 27, Ltd.			5.194%, 10/16/40 [1]	888,106	992,107
Series 2016-1A, Class DR
(3 month LIBOR + 2.950%), 4.781%, 07/15/30 [1,3]	500,000	492,625	Triton Container Finance V LLC
			Series 2018-1A, Class A
Octagon Investment Partners XV, Ltd.			3.950%, 03/20/43[1]	408,333	411,083
Series 2013-1A, Class DR
(3 month LIBOR + 3.700%), 5.519%, 07/19/30 [1,3]	1,000,000	1,001,716	Vantage Data Centers Issuer LLC
			Series 2018-1A, Class A2
Octagon Investment Partners XVI, Ltd.			4.072%, 02/16/43[1]	686,583	715,794
Series 2013-1A, Class DR
(3 month LIBOR + 3.000%), 4.836%, 07/17/30 [1,3]	500,000	495,077	VB-S1 Issuer LLC
			Series 2018-1A, Class D
Octagon Investment Partners XXI, Ltd.			4.122%, 02/15/48[1]	1,500,000	1,521,894
Series 2014-1A, Class CRR
(3 month LIBOR + 3.950%), 5.859%, 02/14/31 [1,3]	500,000	503,249	VERDE CLO, Ltd.
			Series 2019-1A, Class D
Octagon Investment Partners XXII, Ltd.			(3 month LIBOR + 3.800%), 5.631%, 04/15/32[1,3]	500,000	503,585
Series 2014-1A, Class ERR
(3 month LIBOR + 5.450%), 7.252%, 01/22/30 [1,3]	500,000	471,839	WAVE LLC
			Series 2019-1, Class A
Octagon Investment Partners XXX, Ltd.			3.597%, 09/15/44[1]	1,464,300	1,482,222
Series 2017-1A, Class C
(3 month LIBOR + 3.500%), 5.319%,			Westcott Park CLO, Ltd.
03/17/30 [1,3]	500,000	502,125	Series 2016-1A, Class DR
			(3 month LIBOR + 3.250%), 5.069%,
			07/20/28 [1,3]	1,000,000	1,001,542
			Total Asset-Backed Securities
			(Cost $51,891,320)		52,435,037

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Mortgage-Backed Securities - 16.1%			CFCRE Commercial Mortgage Trust
			Series 2016-C3, Class XA
Ajax Mortgage Loan Trust			1.182%, 01/10/48 [3,12]	$8,801,320	$457,441
Series 2019-C, Class A
3.950%, 10/25/58 [1,3]	$2,884,788	$2,902,071	Citicorp Mortgage Securities Trust Series
			Series 2007-2, Class 3A1
Alternative Loan Trust			5.500%, 02/25/37	583	584
Series 2007-18CB, Class 2A17
6.000%, 08/25/37	40,537	38,192	Citigroup Commercial Mortgage Trust
Series 2007-23CB, Class A3			Series 2012-GC8, Class XA
(1 month LIBOR + 0.500%), 2.161%,			1.933%, 09/10/45[1,3,12]	606,568	22,943
09/25/37 [3]	175,090	96,337	Series 2014-GC25, Class XA
Series 2007-23CB, Class A4			1.145%, 10/10/47[3,12]	4,621,494	179,088
(6.500% minus 1 month LIBOR, Cap 6.500%,			Series 2015-GC27, Class D
Floor 0.000%), 4.839%, 09/25/37 [3,12]	167,182	55,236	4.575%, 02/10/48[1,3]	197,700	191,569
Series 2007-J2, Class 2A1			Series 2015-GC31, Class C
6.000%, 07/25/37	161,816	161,827	4.192%, 06/10/48 [3]	780,000	823,523
			Series 2015-GC35, Class C
Banc of America Funding Trust			4.647%, 11/10/48 [3]	235,000	245,882
Series 2006-B, Class 7A1			Series 2015-GC35, Class XA
4.105%, 03/20/36 [3]	219,251	210,607
			1.002%, 11/10/48 [3,12]	7,298,540	240,737
Barclays Commercial Mortgage Trust			Series 2016-GC36, Class B
Series 2019-C3, Class AS			4.914%, 02/10/49[3]	763,000	847,332
3.895%, 05/15/52	808,000	895,086	Series 2016-GC36, Class XA
Series 2019-C3, Class B			1.431%, 02/10/49[3,12]	7,452,687	451,692
4.096%, 05/15/52	808,000	893,922	Series 2016-P3, Class XA
			1.845%, 04/15/49[3,12]	5,005,513	396,768
Bayview Financial Acquisition Trust
Series 2007-A, Class 1A5			Series 2016-P4, Class XA
6.101%, 05/28/37 [11]	109,708	114,175	2.135%, 07/10/49[3,12]	5,076,824	474,747
BBCMS Mortgage Trust			Citigroup Mortgage Loan Trust
Series 2017-DELC, Class C			Series 2006-AR2, Class 1A2
			4.565%, 03/25/36[3]	689,758	674,871
(1 month LIBOR + 1.200%), 2.876%,
08/15/36 [1,3]	132,000	131,875	Series 2010-7, Class 11A1
			5.052%, 07/25/36[1,3]	471,003	472,981
Series 2017-DELC, Class D
(1 month LIBOR + 1.700%), 3.376%,			COMM Mortgage Trust
08/15/36 [1,3]	150,000	150,429	Series 2016-DC2, Class C
Series 2017-DELC, Class E			4.794%, 02/10/49[3]	453,000	481,825
(1 month LIBOR + 2.500%), 4.176%,			Series 2016-DC2, Class XA
08/15/36 [1,3]	302,000	303,529	1.163%, 02/10/49 [3,12]	6,530,510	315,144
Series 2017-DELC, Class F			Series 2016-GCT, Class E
(1 month LIBOR + 3.500%), 5.176%,			3.577%, 08/10/29[1,3]	780,000	781,575
08/15/36 [1,3]	301,000	303,369	Series 2016-GCT, Class F
			3.577%, 08/10/29[1,3]	795,000	790,160
Bear Stearns Asset Backed Securities I Trust
Series 2004-AC2, Class 2A			Commercial Mortgage Pass Through Certificates
5.000%, 05/25/34	53,160	54,406	Series 2012-CR3, Class XA
			2.017%, 10/15/45[3,12]	1,454,316	58,572
Bear Stearns Commercial Mortgage
Securities Trust			Series 2013-CR10, Class XA
			0.824%, 08/10/46[3,12]	16,365,069	347,622
Series 2007-T26, Class AJ
5.561%, 01/12/45 [3]	450,000	391,616	Series 2014-CR20, Class C
			4.663%, 11/10/47[3]	300,000	320,149
BFLD			Series 2015-CR26, Class B
Series 2019-DPLO, Class E			4.634%, 10/10/48[3]	600,000	661,052
(1 month LIBOR + 2.240%), 3.916%, 10/15/34 [1,3]	866,000	867,703	Series 2015-CR26, Class XA
			1.098%, 10/10/48[3,12]	7,715,297	343,308
BHMS
Series 2018-ATLS, Class C			Series 2015-LC23, Class C
			4.800%, 10/10/48[3]	585,000	633,347
(1 month LIBOR + 1.900%), 3.576%, 07/15/35 [1,3]	125,000	125,200
BX Trust
Series 2019-OC11,
4.075%, 12/09/41 [1]	709,000	736,406

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Mortgage-Backed Securities - 16.1%			DBJPM
(continued)			Series 2016-C1, Class C
			3.501%, 05/10/49[3]	$534,000	$542,137
Commercial Mortgage Pass Through Certificates			Series 2016-C1, Class XA
Series 2016-CR28, Class C			1.611%, 05/10/49[3,12]	7,463,120	516,856
4.801%, 02/10/49 [3]	$726,000	$798,588
			DBUBS Mortgage Trust
Commercial Mortgage Trust			Series 2017-BRBK, Class F
Series 2018-HCLV, Class C			3.648%, 10/10/34[1,3]	541,000	543,611
(1 month LIBOR + 1.700%), 3.376%, 09/15/33 [1,3]	600,000	600,611
			Deutsche Alt-A Securities Mortgage Loan Trust
CORE Mortgage Trust			Series 2007-OA3
Series 2019-CORE, Class E			1.911%, 07/25/47[3]	3,356,943	2,955,991
(1 month LIBOR + 1.900%), 3.576%,
12/15/31 [1,3]	775,000	776,312	First Horizon Alternative Mortgage
Series 2019-CORE, Class F			Securities Trust
(1 month LIBOR + 2.350%), 4.026%,			Series 2006-AA7, Class A1
12/15/31 [1,3]	775,000	776,144	3.720%, 01/25/37[3]	1,475,738	1,358,727
Countrywide Alternative Loan Trust			Fontainebleau Miami Beach Trust
Series 2005-86CB, Class A5			Series 2019-FBLU, Class E
5.500%, 02/25/36	676,793	594,312	4.095%, 12/10/36 [1]	472,000	482,338
Series 2006-J1, Class 2A1			Series 2019-FBLU, Class F
7.000%, 02/25/36	451,598	124,595	4.095%, 12/10/36 [1]	472,000	475,283
			Series 2019-FBLU, Class G
Countrywide Home Loan Mortgage Pass			4.095%, 12/10/36 [1]	472,000	468,545
Through Trust
Series 2005-HYB8, Class 4A1			FREMF Mortgage Trust
3.637%, 12/20/35 [3]	297,814	300,050	Series 2016-KF22, Class B
Series 2007-14, Class A15			(1 month LIBOR + 5.050%), 6.812%, 07/25/23[1,3]	108,557	111,418
6.500%, 09/25/37	811,608	717,385	Great Wolf Trust
Series 2007-2, Class A13			Series 2019-WOLF, Class F
6.000%, 03/25/37	309,001	264,661	(1 month LIBOR + 3.131%), 4.807%, 12/15/36[1,3]	717,000	721,330
Series 2007-7, Class A4
5.750%, 06/25/37	51,786	42,819	GS Mortgage Securities Trust
			Series 2014-GC26, Class C
Credit Suisse First Boston Mortgage			4.664%, 11/10/47[3]	391,000	404,889
Securities Corp.			Series 2014-GC26, Class D
Series 2005-9, Class 5A9			4.664%, 11/10/47[1,3]	1,301,000	1,200,000
5.500%, 10/25/35	867,963	769,664	Series 2015-GC34, Class XA
Credit Suisse Mortgage Capital Certificates			1.425%, 10/10/48 [3,12]	6,078,548	348,779
Series 2007-1, Class 5A4			Series 2015-GS1, Class XA
6.000%, 02/25/37	504,055	453,836	0.930%, 11/10/48[3,12]	10,407,337	414,362
			Series 2016-GS2, Class XA
Credit-Based Asset Servicing &			1.801%, 05/10/49 [3,12]	7,240,565	533,795
Securitization LLC
Series 2007-MX1, Class A4			GSAA Home Equity Trust
6.231%, 12/25/36 [1,11]	100,000	106,223	Series 2006-15, Class AF3B
			5.933%, 09/25/36[3]	757,000	88,034
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA			GSCG Trust
2.062%, 01/15/49 [3,12]	5,296,192	449,566	Series 2019-600C, Class D
Series 2018-C14, Class C			3.764%, 09/06/34[1]	862,000	878,394
5.055%, 11/15/51 [3]	880,000	995,100	Series 2019-600C, Class E
			4.118%, 09/06/34[1,3]	862,000	871,345
CSMC Trust
Series 2013-IVR4, Class A2			GSR Mortgage Loan Trust
3.000%, 07/25/43 [1,3]	2,377,601	2,407,819	Series 2006-2F, Class 2A17
Series 2017-CHOP, Class D			5.750%, 02/25/36	1,973,477	1,956,752
(1 month LIBOR + 1.900%), 3.576%,			Series 2006-AR1, Class 3A1
07/15/32 [1,3]	261,000	261,255	4.049%, 01/25/36[3]	199,206	200,669
Series 2017-CHOP, Class E			Headlands Residential LLC
(1 month LIBOR + 3.300%), 4.976%,			Series 2019-RPL1, Class NOTE
07/15/32 [1,3]	261,000	262,089	3.967%, 06/25/24 [1,11]	5,900,000	5,974,473

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Mortgage-Backed Securities - 16.1%			LSTAR Commercial Mortgage Trust
(continued)			Series 2016-4, Class C
			4.708%, 03/10/49[1,3]	$588,000	$600,962
HPLY Trust
Series 2019-HIT, Class F			Merrill Lynch Mortgage Investors Trust
(1 month LIBOR + 3.150%), 4.826%, 11/15/36 [1,3]	$752,620	$758,019	Series 2006-AF2, Class AF1
HSI Asset Loan Obligation Trust			6.250%, 10/25/36	3,209,386	2,689,902
Series 2007-2, Class 1A1			Morgan Stanley Bank of America
5.500%, 09/25/37	2,182	1,946	Merrill Lynch Trust
			Series 2012-C5, Class XA
JP Morgan Chase Commercial Mortgage			1.595%, 08/15/45[1,3,12]	634,787	17,817
Securities Trust			Series 2014-C14, Class XA
Series 2006-A2, Class 2A1			1.161%, 02/15/47 [3,12]	3,796,499	101,176
4.058%, 04/25/36[3]	1,106,979	1,095,657
			Series 2014-C18, Class C
Series 2006-LDP8, Class X			4.672%, 10/15/47[3]	300,000	319,395
0.300%, 05/15/45 [3,12]	17,259	5
			Series 2014-C19, Class C
Series 2011-C4, Class XA
1.358%, 07/15/46 [1,3,12]	195,281	2,060	4.000%, 12/15/47	413,500	434,714
			Series 2015-C25, Class C
Series 2012-C8, Class XA			4.678%, 10/15/48[3]	785,000	856,784
1.911%, 10/15/45 [3,12]	1,376,157	51,339
			Series 2015-C27, Class C
Series 2012-CBX, Class XA			4.677%, 12/15/47 [3]	80,000	84,095
1.648%, 06/15/45 [3,12]	527,217	10,891
			Series 2016-C28, Class XA
Series 2015-JP1, Class XA			1.356%, 01/15/49 [3,12]	7,382,899	405,076
1.239%, 01/15/49 [3,12]	8,048,701	300,684
Series 2016-JP2, Class B			Morgan Stanley Capital I Trust
3.459%, 08/15/49	320,000	336,720	Series 2011-C1, Class XA
Series 2016-JP2, Class C			0.521%, 09/15/47[1,3,12]	442,128	468
3.942%, 08/15/49 [3]	246,000	257,563	Series 2016-UB11, Class XA
			1.757%, 08/15/49[3,12]	2,722,039	201,051
JPMBB Commercial Mortgage Securities Trust			Series 2019-H6, Class AS
Series 2014-C18, Class XA
0.993%, 02/15/47[3,12]	4,454,271	123,799	3.700%, 06/15/52	818,000	890,445
Series 2014-C23, Class C			Morgan Stanley Mortgage Loan Trust
4.618%, 09/15/47 [3]	330,824	356,065	Series 2005-3AR, Class 2A2
Series 2014-C25, Class C			3.515%, 07/25/35[3]	302,489	287,828
4.599%, 11/15/47 [3]	450,000	468,988	Series 2005-9AR, Class 2A
Series 2014-C25, Class XA			4.013%, 12/25/35[3]	3,053,926	2,953,660
1.006%, 11/15/47 [3,12]	5,423,918	184,496	Series 2007-14AR, Class 1A3
Series 2014-C26, Class XA			4.115%, 10/25/37[3]	896,156	856,947
1.103%, 01/15/48 [3,12]	3,927,216	153,187	MSCG Trust
Series 2015-C27, Class D			Series 2016-SNR, Class C
3.952%, 02/15/48 [1,3]	263,000	259,884	5.205%, 11/15/34[1]	804,100	823,335
Series 2015-C28, Class XA
1.198%, 10/15/48 [3,12]	6,759,292	248,754	Nomura Asset Acceptance Corp. Alternative
Series 2015-C33, Class C			Loan Trust
4.771%, 12/15/48 [3]	670,000	720,939	Series 2005-AP3, Class A3
			5.318%, 08/25/35[3]	184,634	120,828
Series 2016-C1, Class C
4.895%, 03/15/49 [3]	755,000	826,408	PR Mortgage Loan Trust
JPMDB Commercial Mortgage Securities Trust			Series 2014-1, Class APT
Series 2016-C2, Class XA			5.907%, 10/25/49[1,3]	1,743,194	1,722,103
1.826%, 06/15/49 [3,12]	7,537,631	499,482	Prime Mortgage Trust
Legacy Mortgage Asset Trust			Series 2006-1, Class 2A9
Series 2019-GS5, Class A1			6.250%, 06/25/36	3,428,555	3,450,298
3.200%, 05/25/59 [1,11]	471,097	474,808	PRPM LLC
Lehman XS Trust			Series 2019-3A, Class A1
Series 2007-12N, Class 1A3A			3.351%, 07/25/24 [1,11]	2,423,869	2,436,715
(1 month LIBOR + 0.200%), 1.861%, 07/25/47 [3]	5,068,200	4,980,355	Series 2019-GS1,
			3.500%, 10/25/24[1,3]	1,918,808	1,930,183

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Mortgage-Backed Securities - 16.1%			Wells Fargo Commercial Mortgage Trust
(continued)			Series 2016-C33, Class C
			3.896%, 03/15/59	$517,000	$538,173
RALI Trust			Series 2016-C33, Class XA
Series 2005-QA10, Class A31			1.918%, 03/15/59 [3,12]	4,977,668	366,663
4.568%, 09/25/35 [3]	$743,600	$667,257
			Series 2016-NXS6, Class XA
Series 2006-QO10, Class A1			1.772%, 11/15/49 [3,12]	6,130,206	441,255
(1 month LIBOR + 0.160%), 1.821%, 01/25/37 [3]	4,563,962	4,405,877
			Series 2019-C50, Class B
Series 2006-QS7, Class A2			4.192%, 05/15/52	637,000	700,626
6.000%, 06/25/36	2,169,315	2,037,407	Series 2019-C50, Class C
Residential Asset Securitization Trust			4.345%, 05/15/52	637,000	697,225
Series 2006-A6, Class 1A1			Series 2019-C51, Class AS
6.500%, 07/25/36	181,144	82,001	3.584%, 06/15/52	412,000	448,663
Series 2007-A1, Class A8			Series 2019-C51, Class B
6.000%, 03/25/37	342,147	200,036	3.836%, 06/15/52[3]	412,000	446,595
Sequoia Mortgage Trust			WFRBS Commercial Mortgage Trust
Series 2013-1, Class 2A1			Series 2012-C8, Class XA
1.855%, 02/25/43 [3]	963,529	934,001	1.972%, 08/15/45[1,3,12]	649,802	22,705
Structured Adjustable Rate Mortgage Loan Trust			Series 2012-C9, Class XA
			2.055%, 11/15/45[1,3,12]	967,177	40,211
Series 2006-1, Class 2A2
3.879%, 02/25/36 [3]	107,593	106,579	Series 2014-C21, Class XA
			1.190%, 08/15/47[3,12]	5,054,292	191,724
UBS Commercial Mortgage Trust
Series 2018-C8, Class C			Total Mortgage-Backed Securities
4.860%, 02/15/51 [3]	917,000	1,016,993	(Cost $105,263,757)		108,547,135
Series 2019-C16, Class B			Municipal Bonds - 0.1%
4.320%, 04/15/52 [3]	769,000	861,608
			California State General Obligation,
Series 2019-C18, Class B			School Improvements
3.681%, 12/15/52	717,000	768,984	7.550%, 04/01/39	305,000	516,155
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class XA			Missouri Highway & Transportation Commission,
1.987%, 08/10/49[1,3,12]	1,339,670	52,284	Build America Bonds
			5.063%, 05/01/24	220,000	248,362
Vericrest Opportunity Loan Trust			Total Municipal Bonds
Series 2019-NPL3, Class A1			(Cost $678,746)		764,517
3.967%, 03/25/49 [1,11]	3,155,130	3,184,239
			U. S. Government and Agency Obligations -
Washington Mutual Mortgage Pass Through			37.1%
Certificates WMALT Trust
Series 2005-8, Class 2CB1			Fannie Mae - 12.6%
5.500%, 10/25/35	1,010,770	1,033,834	Fannie Mae,
Washington Mutual Mortgage Pass-Through			2.140%, 10/01/29	7,000,000	7,160,722
Certificates WMALT Trust			2.260%, 01/01/30	3,200,000	3,308,319
Series 2005-6, Class 3CB			2.500%, 12/01/39	11,310,295	11,557,767
5.500%, 08/25/35	2,546,158	2,590,864	2.560%, 01/01/32	3,000,000	3,138,930
			3.000%, 07/01/34 to 04/01/45	8,317,566	8,578,715
Wells Fargo Commercial Mortgage Trust			3.500%, 12/01/31 to 03/01/46	8,028,491	8,507,655
Series 2014-LC16, Class D			4.000%, 09/01/31 to 06/01/42	253,987	267,715
3.938%, 08/15/50 [1]	218,000	174,433	4.500%, 03/01/42	78,257	81,792
Series 2015-C28, Class C
4.250%, 05/15/48 [3]	400,000	415,397	Fannie Mae REMICS,
			Series 2007-57, Class SX
Series 2015-C31, Class C
4.761%, 11/15/48 [3]	585,000	631,408	(6.620% minus 1 month LIBOR, Cap 6.620%,
			Floor 0.000%), 4.959%, 10/25/36 [3,12]	93,831	16,342
Series 2015-C31, Class XA
1.169%, 11/15/48 [3,12]	8,004,047	387,309	Series 2009-86, Class CI
			(5.800% minus 1 month LIBOR, Cap 5.800%,
Series 2015-NXS1, Class XA			Floor 0.000%), 4.139%, 09/25/36[3,12]	117,383	16,901
1.268%, 05/15/48 [3,12]	3,463,656	159,606
Series 2015-NXS3, Class C			Series 2010-156, Class ZC
4.636%, 09/15/57 [3]	610,000	656,191	4.000%, 01/25/41	379,317	450,400
Series 2016-C32, Class C			Series 2011-121, Class JP
4.877%, 01/15/59 [3]	558,000	597,501	4.500%, 12/25/41	120,368	130,277

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Fannie Mae - 12.6% (continued)			Freddie Mac REMICS,
			Series 3894, Class ZA
Fannie Mae REMICS,			4.500%, 07/15/41	$261,587	$287,662
Series 2011-18, Class UZ			Series 3957, Class DZ
4.000%, 03/25/41	$377,081	$401,448
Series 2012-105, Class Z			3.500%, 11/15/41	388,007	408,081
			Series 3957, Class HZ
3.500%, 10/25/42	1,292,131	1,422,582
Series 2012-127, Class PA			4.000%, 11/15/41	623,514	700,584
			Series 4016, Class KZ
2.750%, 11/25/42	1,287,401	1,333,719
Series 2012-20, Class ZT			4.000%, 03/15/42	2,461,077	2,766,928
			Series 4075, Class S
3.500%, 03/25/42	4,747,539	5,077,706	(5.500% minus 1 month LIBOR, Cap 5.500%,

Series 2012-31, Class Z			Floor 0.000%), 3.824%, 07/15/42[3,12]	2,347,598	344,249
4.000%, 04/25/42	2,050,897	2,199,696
Series 2013-5, Class EZ			Series 4215, Class KC
2.000%, 08/25/42	7,237,051	7,039,018	2.250%, 03/15/38	853,996	856,326
Series 2013-8, Class Z			Series 4316, Class BZ
3.000%, 02/25/43	5,874,308	5,964,660	3.000%, 03/15/44	3,572,958	3,755,430
Series 2014-73, Class CZ			Series 4323, Class GA
3.000%, 11/25/44	5,851,753	6,152,556	3.000%, 06/15/40	1,336,591	1,357,719
Series 2015-9, Class HA			Series 4511, Class QA
3.000%, 01/25/45	3,532,235	3,658,268	3.000%, 01/15/41	2,023,259	2,059,542
Series 2015-95, Class AP			Series 4750, Class PA
3.000%, 08/25/42	2,256,056	2,308,518	3.000%, 07/15/46	3,787,066	3,886,729
Series 2016-24, Class NZ			Series 4934, Class P
3.000%, 05/25/46	6,087,738	6,328,357	2.500%, 11/15/40	7,735,902	7,860,994
Total Fannie Mae		85,102,063	Seasoned Credit Risk Transfer Trust
			Series 2018-2, Class HV
Freddie Mac - 6.9%			3.000%, 11/25/57[3]	4,743,972	4,954,358
Freddie Mac,			Total Freddie Mac		47,008,413
3.000%, 04/01/47	2,842,313	2,940,455	Ginnie Mae - 0.2%
Freddie Mac Gold,			Ginnie Mae,
3.000%, 07/01/45 to 08/01/45	5,624,283	5,814,259	Series 2004-35, Class SA
3.500%, 10/01/42	544,969	563,860
4.000%, 10/01/41	99,478	105,116	(32.500% minus 6.5 times 1 month LIBOR,
5.000%, 07/01/35	15,622	17,354	Cap 32.500%, Floor 0.000%), 21.725%,
			03/20/34[3]	16,810	26,926
3.000%, 08/01/34 to 11/01/39	6,390,597	6,598,983
			Series 2008-69, Class SB
Freddie Mac REMICS,			(7.630% minus 1 month LIBOR, Cap 7.630%,
Series 2909, Class Z			Floor 0.000%), 5.972%, 08/20/38 [3,12]	199,462	44,271
5.000%, 12/15/34	220,001	245,740	Series 2009-32, Class ZE
Series 3301, Class MS			4.500%, 05/16/39	214,618	235,025
(6.100% minus 1 month LIBOR, Cap 6.100%,			Series 2009-35, Class DZ
Floor 0.000%), 4.424%, 04/15/37 [3,12]	61,618	11,999	4.500%, 05/20/39	245,944	271,417
Series 3382, Class SB			Series 2009-75, Class GZ
(6.000% minus 1 month LIBOR, Cap			4.500%, 09/20/39	251,996	274,908
6.000%, Floor 0.000%), 4.324%, 11/15/37 [3,12]	13,043	1,458	Series 2010-98, Class IA
Series 3384, Class S			5.688%, 03/20/39[3,12]	42,775	5,059
(6.390% minus 1 month LIBOR, Cap 6.390%,			Series 2011-89, Class SA
Floor 0.000%), 4.714%, 11/15/37 [3,12]	18,850	2,411	(5.450% minus 1 month LIBOR, Cap 5.450%,
Series 3500, Class SA			Floor 0.000%), 3.792%, 06/20/41 [3,12]	441,129	68,308
(5.520% minus 1 month LIBOR, Cap 5.520%,			Series 2014-156, Class PS
Floor 0.000%), 3.844%, 01/15/39[3,12]	57,047	5,899	(6.250% minus 1 month LIBOR, Cap 6.250%,
Series 3626, Class AZ			Floor 0.000%), 4.592%, 10/20/44 [3,12]	1,724,972	284,707
5.500%, 08/15/36	100,191	113,288	Series 2014-5, Class PS
Series 3792, Class SE			(6.150% minus 1 month LIBOR, Cap 6.150%,
(9.860% minus 2 times 1 month LIBOR, Cap			Floor 0.000%), 4.492%, 07/20/43[3,12]	1,602,951	216,960
9.860%, Floor 0.000%), 6.508%, 01/15/41 [3]	903,021	1,191,112
Series 3795, Class VZ			Total Ginnie Mae		1,427,581
4.000%, 01/15/41	121,421	130,120
Series 3872, Class BA
4.000%, 06/15/41	26,455	27,757

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
U. S. Treasury Obligations - 17.4%			Blackhawk Network Holdings, Inc. ,
			First Lien Term Loan,
U. S. Treasury Bonds,			(1 month LIBOR + 3.000%), 4.645%, 06/15/25[3]	$147,242	$147,647
2.750%, 11/15/42	$720,000	$822,923
3.125%, 02/15/43	3,690,000	4,472,684	Dakota Holding Corp., Initial Term Loan,
3.625%, 08/15/43	2,960,000	3,875,172	(1 month LIBOR + 3.250%), 4.895%, 02/13/25[3]	59,848	60,065
3.750%, 11/15/43	2,910,000	3,884,111	The Edelman Financial Center LLC,
U. S. Treasury Inflation Indexed Bonds,			(3 month LIBOR + 3.250%), 4.910%, 07/19/25[3]	94,162	94,750
0.125%, 10/15/24	4,791,998	4,883,331
0.875%, 01/15/29	1,120,504	1,222,820	Forest City Enterprises LP, Term Loan B,
			(1 month LIBOR + 3.500%), 5.145%, 12/07/25[3]	133,650	134,485
U. S. Treasury Notes,
1.625%, 05/31/23 to 10/31/26	6,250,000	6,324,538	Iron Mountain Information Management LLC,
1.750%, 11/30/21	8,730,000	8,793,088	Term B Loan,
			(1 month LIBOR + 1.750%), 3.395%, 01/02/26[3]	259,113	258,897
2.125%, 09/30/24	5,810,000	6,020,385
2.250%, 10/31/24 to 11/15/27	19,635,000	20,678,194	Sedgwick Claims Management Services, Inc.,
2.375%, 05/15/27 to 05/15/29	11,010,000	11,776,039	2019 New Term Loans,
2.500%, 03/31/23	5,630,000	5,838,486	(3 month LIBOR + 3.500%), 5.645%, 09/04/26[3]	144,275	145,515
2.625%, 02/28/23 to 01/31/26	6,605,000	6,910,108
2.750%, 04/30/23 to 11/15/47	17,310,000	19,117,812	TKC Holdings, Inc., Initial Term Loan (First Lien),
2.875%, 10/15/21	7,410,000	7,596,987	(3 month LIBOR + 3.500%), 5.400%, 02/01/23[3]	195,364	181,200
3.000%, 09/30/25	5,120,000	5,574,600	UFC Holdings LLC, Term B Loan,
Total U. S. Treasury Obligations		117,791,278	(3 month LIBOR + 3.500%), 4.900%, 04/29/26[3]	287,269	288,616
Total U.S. Government and Agency Obligations			Total Financials		1,984,246
(Cost $239,696,559)		251,329,335	Industrials - 1.9%
Foreign Government Obligations - 0.8%			Access CIG LLC, First Lien Term B Loan,
Banco Nacional de Desenvolvimento Economico			(3 month LIBOR + 3.750%), 5.527%, 02/27/25[3]	59,848	60,072
e Social (Brazil)			Air Medical Group Holdings, Inc. , 2018 Term Loan,
4.750%, 05/09/24	500,000	536,458	(1 month LIBOR + 3.250%), 4.910%, 04/28/22[3]	90,000	88,290
Export Import Bank of Thailand (Thailand)			Air Methods Corp., First Lien Loan,
(3 month LIBOR + 0.850%), 2.760%, 05/23/24 [3]	400,000	402,205
(3 month LIBOR + 0.900%), 2.799%, 11/20/23 [3]	200,000	201,747	(3 month LIBOR + 3.500%), 5.445%,
			04/22/24 [3,13]	85,000	72,888
Mexico Government International Bond (Mexico)			Albertsons LLC, 2019-1 Term B-7 Loan,
3.750%, 01/11/28	560,000	594,580	(1 month LIBOR + 2.750%), 4.395%, 11/17/25 [3]	35,893	35,960
4.150%, 03/28/27	206,000	224,079
			Aldevron LLC, First Lien Initial Term Loan,
Perusahaan Penerbit SBSN Indonesia III			(3 month LIBOR + 4.250%), 6.190%, 10/11/26[3]	145,000	146,631
(Indonesia)
3.400%, 03/29/22	200,000	205,204	Allied Universal Holdco LLC, Initial Term Loan,
3.750%, 03/01/23	1,200,000	1,254,786	(1 month LIBOR + 4.250%), 5.895%, 07/12/26[3]	140,000	141,200
4.150%, 03/29/27	800,000	869,624	Alterra Mountain Co., Initial Term Loan,
Philippine Government International Bond			(1 month LIBOR + 2.750%), 4.395%, 07/31/24[3]	197,808	199,136
(Philippines)
4.200%, 01/21/24	1,000,000	1,089,022	American Airlines, Inc., 2017 Replacement Class B
			Term Loan,
Total Foreign Government Obligations			(3 month LIBOR + 2.000%), 3.676%, 12/14/23[3]	282,082	282,382
(Cost $5,201,613)		5,377,705
			American Tire Distributors, Inc., Initial Term Loan,
Floating Rate Senior Loan Interests - 2.2%			(3 month LIBOR + 7.500%), 9.179%, 09/01/24[3]	39,900	35,810
Financials - 0.3%			Applied Systems, Inc., Initial
Acrisure LLC, First Lien Term Loan B-2,			Term Loan (First Lien),
(3 month LIBOR + 4.250%), 6.195%, 11/22/23 [3]	171,380	171,952	(3 month LIBOR + 3.250%), 5.195%, 09/19/24[3]	66,903	67,232
AlixPartners LLP, 2017 Refinancing Term Loan,			Ascend Learning LLC, Initial Term Loan,
(1 month LIBOR + 2.750%), 4.395%,			(1 month LIBOR + 3.250%), 4.645%, 07/12/24[3]	144,262	144,983
04/04/24 [3,13]	288,582	289,953
			AthenaHealth, Inc., Term B Loan (First Lien),
AssuredPartners, Inc., 2017 September			(3 month LIBOR + 4.500%), 6.401%, 02/11/26[3]	137,291	138,191
Refinancing Term Loan,			Auris Luxembourg III SARL, Facility B2 Loan ,
(1 month LIBOR + 3.500%), 5.145%, 10/22/24 [3]	210,640	211,166	(1 month LIBOR + 3.750%), 5.395%, 02/21/26[3]	108,575	107,263

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 1.9% (continued)			Dell International LLC, Refinancing Term B-1 Loan,
			(1 month LIBOR + 2.000%), 3.650%, 09/19/25[3]	$114,713	$115,394
Avaya, Inc. , Tranche B Term Loan,
(1 month LIBOR + 4.250%), 5.926%, 12/15/24 [3]	$55,000	$53,996	Diamond (BC) B.V., Initial USD Term Loan,
			(3 month LIBOR + 3.500%), 4.927%,
Bausch Health Companies, Inc., First			09/06/24 [3,13]	54,860	53,420
Incremental Term Loan,
(1 month LIBOR + 2.750%), 4.420%, 11/27/25 [3]	136,000	136,668	EG America LLC, Additional Facility Loan,
			(3 month LIBOR + 4.000%), 5.961%, 02/05/25[3]	36,225	36,176
Berry Global, Inc. , Term Y Loan,
(3 month LIBOR + 2.000%), 3.781%, 07/01/26 [3]	194,025	195,319	Envision Healthcare Corp., Initial Term Loan,
			(3 month LIBOR + 3.500%), 5.549%,
Bioscrip, Inc., First Lien Term B Loan,			10/10/25[3,13]	70,000	59,225
(1 month LIBOR + 4.500%), 6.145%, 08/06/26 [3]	150,000	150,938
BJ's Wholesale Club, Inc., 2018 Other Term Loan,			Equinox Holdings, Inc. , Incremental
(3 month LIBOR + 2.250%), 3.899%, 02/03/24 [3]	166,004	167,007	Term B-1 Loan (First Lien),
			(1 month LIBOR + 3.000%), 4.645%,
Blackstone CQP Holdco LP, Initial Term Loan,			03/08/24 [3,13]	71,384	71,357
(3 month LIBOR + 3.500%), 5.408%,
09/30/24[3,13]	114,250	114,446	The EW Scripps Co.,
			(1 month LIBOR + 2.500%), 4.145%, 05/01/26[3]	109,176	110,086
Brand Industrial Services, Inc., Initial Term Loan,
(3 month LIBOR + 3.500%), 6.090%,			Filtration Group Corporation, Initial Dollar
06/21/24 [3,13]	40,000	40,059	Term Loan,
			(1 month LIBOR + 3.000%), 4.645%, 03/29/25[3]	283,567	285,104
Brookfield WEC Holdings, Inc. , Refinancing
Term Loan,			Financial & Risk US Holdings Inc., Initial Dollar
(1 month LIBOR + 3.000%), 4.650%, 08/01/25 [3]	261,504	262,539	Term Loan,
			(1 month LIBOR + 2.750%), 4.895%, 10/01/25 [3]	141,173	142,972
Buckeye Partners LP, Term Loan,
(1 month LIBOR + 2.750%), 4.531%, 11/01/26 [3]	100,000	101,135	Finastra USA Inc., Dollar Term Loan
			(Second Lien),
Caesars Resort Collection LLC, Term B Loan,			(3 month LIBOR + 3.500%), 5.277%,
(1 month LIBOR + 2.750%), 4.395%, 12/22/24 [3]	234,402	234,678	06/13/25 [3,13]	30,000	29,513
Capri Acquisitions Bidco, Ltd., Initial Dollar Term			Finastra USA, Inc. , First Lien Dollar Term Loan,
Loan,			(3 month LIBOR + 3.500%), 5.277%,
(3 month LIBOR + 3.000%), 4.777%, 11/30/24 [3,13]	144,618	143,172	06/13/24 [3,13]	217,944	216,134
Castle US Holding Corp., Term Loan,			Flex Acquisition Co., Inc., Initial Term Loan,
(1 month LIBOR + 4.000%), 3.750%,			(3 month LIBOR + 3.500%), 4.900%,
01/24/27 [3,13]	170,000	170,531	12/29/23 [3,13]	75,000	74,297
Cengage Learning, Inc. , Term B Loan,			Froneri U. S. , Inc., First Lien Term B Loan,
(1 month LIBOR + 4.250%), 5.895%, 06/07/23 [3]	64,832	62,352	(1 month LIBOR + 2.250%), 2.250%, 01/30/27[3,13]	85,000	85,372
Change Healthcare Holdings LLC, Closing			Genesee & Wyoming, Inc. ,
Date Term Loan,			(3 month LIBOR + 2.000%), 3.961%, 12/30/26[3]	105,000	105,973
(1 month LIBOR + 2.500%), 4.145%, 03/01/24 [3]	137,194	137,480
			Gentiva Health Services Inc. , New Term Loan B,
CHG Healthcare Services, Inc., New Term Loan,			(1 month LIBOR + 3.250%), 4.938%, 07/02/25[3]	274,781	276,155
(1 month LIBOR + 3.000%), 4.645%, 06/07/23 [3]	74,397	74,890
			Getty Images Inc. , Initial Dollar Term Loan,
Clear Channel Outdoor Holdings, Inc. ,			(1 month LIBOR + 4.500%), 6.188%, 02/19/26[3]	49,660	49,272
Term B Loan,
(1 month LIBOR + 3.500%), 5.145%, 08/21/26 [3]	14,963	15,050	GOBP Holdings Inc. , First Lien Term Loan,
			(1 month LIBOR + 2.750%), 4.410%, 10/22/25[3]	117,427	117,819
ClubCorp Holdings Inc., Term B Loan (First Lien),
			Golden Nugget, Inc., B Term Loan
(3 month LIBOR + 3.500%), 4.854%,			(1 month LIBOR + 2.750%), 4.400%, 10/04/23[3]	272,042	272,920
09/18/24 [3,13]	55,000	52,484
			(1 month LIBOR + 2.500%), 3.250%,
CSC Holdings LLC, September 2019 Term Loan,			10/04/23 [3,13]	55,000	55,212
(3 month LIBOR + 2.500%), 4.176%, 04/15/27 [3]	194,513	195,728
			GrafTech Finance Inc., Initial Term Loan,
Cvent, Inc. , First Lien Term Loan,			(1 month LIBOR + 3.500%), 5.145%, 02/12/25[3]	66,843	66,591
(1 month LIBOR + 3.750%), 5.395%, 11/30/24 [3]	145,663	145,906
			Greeneden US Holdings II LLC, Tranche B-3 Dollar
DCert Buyer, Inc. , First Lien Initial Term Loan,			Term Loan,
(1 month LIBOR + 4.000%), 5.645%, 10/16/26 [3]	110,000	110,275	(1 month LIBOR + 3.250%), 4.895%, 12/01/23[3]	166,808	167,434

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 1.9% (continued)			PetSmart, Inc. , Tranche B-2 Loan,
			(3 month LIBOR + 3.500%), 5.670%, 03/11/22[3]	$289,700	$289,489
H-Food Holdings LLC, Initial Term Loan,
(1 month LIBOR + 3.688%), 5.333%, 05/31/25 [3]	$74,911	$74,200	Ply Gem Midco, Inc. , Initial Term Loan,
			(3 month LIBOR + 3.500%), 5.434%, 04/12/25[3]	70,982	70,952
Hyland Software, Inc. , 2018 Refinancing
Term Loan,			PODS LLC, Tranche B-4 Term Loan,
(1 month LIBOR + 3.500%), 5.145%, 07/01/24 [3]	371,049	373,522	(3 month LIBOR + 3.500%), 4.420%, 11/21/24[3]	72,358	72,596
IAA, Inc. , Term Loan,			Project Alpha Intermediate Holding, Inc. ,
(1 month LIBOR + 2.250%), 3.938%, 06/28/26 [3]	116,400	117,418	Term Loan,
			(3 month LIBOR + 3.500%), 5.380%, 04/26/24[3]	149,616	150,115
Ion Trading Finance Ltd., Initial Dollar Term Loan,
(3 month LIBOR + 4.000%), 6.064%, 11/21/24 [3]	29,924	28,515	Radiology Partners, Inc. , First Lien Term B Loan,
			(3 month LIBOR + 3.500%), 6.660%, 07/09/25[3]	127,547	128,131
IRB Holding Corp., Term B Loan,
(1 month LIBOR + 3.000%), 4.384%, 02/05/25 [3]	199,771	200,374	Reynolds Group Holdings, Inc., Incremental
			U. S. Term Loan,
JBS USA LUX, S. A. ,			(3 month LIBOR + 3.500%), 4.395%, 02/05/23[3]	284,267	285,267
(1 month LIBOR + 2.500%), 3.645%, 05/01/26 [3]	183,613	184,837
Kestrel Bidco Inc., Initial Term Loan,			Scientific Games International, Inc. , Initial
(1 month LIBOR + 3.000%), 4.684%, 12/11/26 [3]	130,000	131,045	Term B-5 Loan,
			(3 month LIBOR + 3.500%), 4.395%, 08/14/24[3]	72,202	72,277
Kloeckner Pentaplast of America, Inc. , Dollar
Term Loan,			Securus Technologies Holdings, Inc. , Initial Term
(2 month LIBOR + 4.250%), 6.012%, 06/30/22 [3]	40,000	36,200	Loan (First Lien),
			(3 month LIBOR + 3.500%), 6.299%, 11/01/24[3,13]	63,201	49,712
Kronos Acquisition Holdings, Inc., Term B-3 Loan,
(1 month LIBOR + 4.000%), 5.645%, 05/15/23 [3]	75,000	74,075	Severin Acquisition LLC,
			(3 month LIBOR + 3.500%), 5.459%,
Kronos Incorporated, 2018 New Incremental			08/01/25[3,13]	220,000	219,038
Term Loan,
(3 month LIBOR + 3.000%), 4.910%, 11/01/23 [3]	72,556	72,953	Solenis International LP, First Lien Initial Dollar
			Term Loan,
Life Time, Inc., New 2017 Refinancing Term Loan,			(3 month LIBOR + 3.500%), 6.124%,
(3 month LIBOR + 2.750%), 4.659%, 06/15/22 [3]	71,968	72,201	06/26/25[3,13]	110,000	109,083
Lower Cadence Holdings LLC, Intial Term Loan,			Solera LLC, Dollar Term Loan,
(1 month LIBOR + 4.000%), 5.645%, 05/22/26 [3]	138,728	135,838	(3 month LIBOR + 3.500%), 4.395%, 03/03/23[3]	290,482	291,458
Mavis Tire Express Services Corp., Closing Date			Sophia LP, Term B Loan,
Term Loan (First Lien),			(3 month LIBOR + 3.500%), 5.195%, 09/30/22[3]	271,590	272,540
(1 month LIBOR + 3.250%), 4.895%, 03/20/25 [3]	48,670	47,848
			Sotera Health Holdings LLC, First Lien Initial
Messer Industries USA, Inc., Initial Term B-1 Loan,			Term Loan,
(3 month LIBOR + 2.500%), 4.445%, 03/01/26 [3]	29,201	29,250	(1 month LIBOR + 4.500%), 6.145%, 12/13/26[3,13]	145,000	145,725
Mitchell International, Inc. Initial Term			Sprint Communications, Inc., Initial Term Loan,
Loan (First Lien),			(3 month LIBOR + 3.500%), 4.188%, 02/03/24[3]	72,585	71,700
(1 month LIBOR + 3.250%), 4.895%, 12/01/24 [3,13]	219,810	217,996
			Starfruit Finco BV, Initial Dollar Term Loan,
MLN US HoldCo LLC, Term B Loan (First Lien),			(3 month LIBOR + 3.500%), 4.949%, 10/01/25[3]	100,129	100,355
(1 month LIBOR + 4.500%), 6.281%, 11/30/25 [3]	35,793	34,495
			Surf Holdings LLC,
MPH Acquisition Holdings LLC, Initial Term Loan,			(1 month LIBOR + 3.500%), 3.500%,
(3 month LIBOR + 2.750%), 4.694%, 06/07/23 [3]	145,469	143,590	10/14/26[3,13]	145,000	146,088
Nexstar Broadcasting, Inc., Term B-4 Loan,			Team Health Holdings Inc., Initial Term Loan,
(1 month LIBOR + 2.750%), 4.531%, 09/19/26 [3]	284,288	286,212	(3 month LIBOR + 3.500%), 4.395%, 02/06/24[3]	35,000	28,022
Panther BF Aggregator 2 LP, First Lien Initial			Tempo Acquisition LLC, Initial Term Loan,
Dollar Term Loan ,			(3 month LIBOR + 3.500%), 4.395%, 05/01/24[3]	203,239	204,287
(1 month LIBOR + 3.500%), 5.160%, 04/30/26 [3]	57,423	57,865
			Titan Acquisition, Ltd.,
Parexel International Corp., Initial Term Loan,			(3 month LIBOR + 3.500%), 4.799%,
(3 month LIBOR + 3.500%), 4.395%, 09/27/24 [3]	150,000	147,820	03/28/25 [3,13]	60,000	59,010
Peak 10 Holding Corp., Initial Term Loan			TransDigm, Inc., Term F Loan,
(First Lien),			(1 month LIBOR + 2.250%), 3.500%, 12/31/25[3,13]	216,273	215,732
(3 month LIBOR + 3.500%), 5.445%, 08/01/24 [3]	45,000	36,450

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Industrials - 1.9% (continued)			Short-Term Investments - 2.2%
Travelport Finance (Luxembourg) SARL, First Lien			Joint Repurchase Agreements - 0.4%[15]
Initial Term Loan,
(3 month LIBOR + 3.500%), 6.945%, 05/30/26 [3]	$49,875	$45,511	Citadel Securities LLC, dated 01/31/20, due
			02/03/20, 1.630% total to be received
Uber Technologies Inc., First Lien Term Loan,			$1,000,136 (collateralized by various
(3 month LIBOR + 3.500%), 5.658%, 04/04/25 [3]	89,772	89,926	U. S. Treasuries, 0.000% - 8.500%, 02/13/20 -
Ultimate Software Group, Inc., First Lien Initial			09/09/49, totaling $1,020,139)	$1,000,000	$1,000,000
Term Loan,			Guggenheim Securities LLC, dated 01/31/20, due
(3 month LIBOR + 3.500%), 5.395%, 05/03/26 [3]	294,263	295,892	02/03/20, 1.600% total to be received $441,181
United Natural Foods Inc., Initial Term Loan,			(collateralized by various U.S. Government
(3 month LIBOR + 3.500%), 5.895%, 10/22/25 [3]	39,899	35,768	Agency Obligations and U.S. Treasuries,
			1.625% - 6.000%, 11/01/24 - 07/20/69, totaling
Verscend Holding Corp., Term B Loan,
(3 month LIBOR + 3.500%), 6.145%, 08/27/25 [3]	220,848	222,524	$449,945)	441,122	441,122
			Ronin Capital LLC, dated 01/31/20, due 02/03/20,
Vertafore, Inc. , Initial Term Loan (First Lien),			1.630% total to be received $1,000,136
(3 month LIBOR + 3.500%), 4.895%,
07/02/25 [3,13]	88,357	87,547	(collateralized by various U.S. Treasuries,
			2.375% - 5.000%, 05/15/37 - 11/15/49, totaling
Web.com Group, Inc. , First Lien Initial Term Loan,			$1,020,000)	1,000,000	1,000,000
(3 month LIBOR + 3.500%), 5.408%, 10/11/25 [3,13]	58,105	58,250
			Total Joint Repurchase Agreements		2,441,122
WP CPP Holdings LLC, Initial Term Loan			U. S. Government Obligation - 0.0% #
(First Lien),
(3 month LIBOR + 3.500%), 5.530%, 04/30/25 [3]	139,646	136,737	U. S. Treasury Bills, 1.572%, 11/05/20 [16]	230,000	227,411

Total Industrials		12,931,553		Shares
Utilities - 0.0%#			Other Investment Companies - 1.8%
Calpine Corp., Term Loan (04/19),			Dreyfus Government Cash Management Fund,
(3 month LIBOR + 2.750%), 4.200%, 04/01/26 [3]	184,075	185,133	Institutional Shares, 1.49% [17]	4,025,812	4,025,812
Edgewater Generation LLC, Term Loan,			Dreyfus Institutional Preferred Government
(1 month LIBOR + 3.750%), 5.395%, 12/13/25 [3,13]	9,136	8,996	Money Market Fund, Institutional Shares,
Total Utilities		194,129	1.52% [17]	4,025,811	4,025,811
Total Floating Rate Senior Loan Interests			JPMorgan U.S. Government Money Market Fund,
(Cost $15,076,176)		15,109,928	IM Shares, 1.52% [17]	4,147,805	4,147,805
			Total Other Investment Companies		12,199,428
	Shares
Common Stocks - 0.0%#			Total Short-Term Investments
			(Cost $14,867,824)		14,867,961
Energy - 0.0%#
			Total Investments - 100.8%
Frontera Energy Corp. (Colombia)	17,242	121,556	(Cost $656,949,571)		682,134,733
Weatherford International PLC (Switzerland) *	612	17,442	Other Assets, less Liabilities - (0.8)%		(5,306,772)
Total Energy		138,998	Net Assets - 100.0%		$676,827,961
Investment Companies - 4.5%
DoubleLine Global Bond Fund, Class I [14]
(Cost $30,401,656)	2,928,233	30,512,187

* Non-income producing security.			[3]	Variable rate security. The rate shown is based on the latest available information as
# Less than 0.05%.			of January 31, 2020. Certain variable rate securities are not based on a published
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This		reference rate and spread but are determined by the issuer or agent and are based
security may be resold in transactions exempt from registration, normally to qualified			on current market conditions. These securities do not indicate a reference rate and
buyers. At January 31, 2020, the value of these securities amounted to $145,832,213 or			spread in their description above.
21.5% of net assets.			[4] Perpetuity Bond. The date shown is the final call date.
[2]	Some of these securities, amounting to $4,420,957 or 0.7% of net assets, were out on		[5]	Payment-in-Kind Security: The security may pay interest/dividends in additional
loan to various borrowers and are collateralized by cash and various U. S. Treasury			par/shares and/or in cash. Rates shown are the current rate and possible payment
Obligations. See below for more information.			rates.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

[6] Zero Coupon Bond.	[16] Represents yield to maturity at January 31, 2020.
[7] All or part of the security is delayed delivery transaction. The market value for delayed	[17] Yield shown represents the January 31, 2020, seven day average yield, which refers to
delivery security at January 31, 2020, amounted to $224,986, or less than 0.01% of net	the sum of the previous seven days' dividends paid, expressed as an annual
assets.	percentage.
[8] Security is in default. Issuer has failed to make a timely payment of either principal or	CLO	Collateralized Loan Obligation
either interest or has failed to comply with some provision of the bond indenture.	CMT	Constant Maturity Treasury
[9] Security's value was determined by using significant unobservable inputs.	CSI	China Securities Index
[10] Escrow shares received as part of a corporate action on June 12, 2019, is restricted	EMTN	European Medium Term Note
and not available for re-sale.	GMTN	Global Medium-Term Notes
[11] Step Bond: A debt instrument with either deferred interest payments or an interest
	GSR	Goldman Sachs REMIC
rate that resets at specific times during its term.
	LIBOR	London Interbank Offered Rate
[12] Interest only security. This type of security represents the right to receive the monthly
interest payments on an underlying pool of mortgages. Payments of principal on the	MTN	Medium-Term Note
pool reduce the value of the “interest only” holding.	PIK	Payment-in-Kind
[13] Estimated interest rate based on period end due to security settling after January 31,	REMICS	Real Estate Mortgage Investment Conduit
2020.	USD	United States Dollar
[14] Affiliated issuer. See summary of affiliated investment transaction for details.
[15] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The Fund had the following unfunded floating rate senior loan commitment outstanding as of January 31, 2020, which could be extended at the option of the borrower:
Unrealized
					Unfunded Loan		Appreciation
Borrower					Commitment	Value	(Depreciation)
Mavis Tire Express Services Corp., Delayed Draw Term Loan (First Lien)					$6,007	$6,098	$91

The following schedule shows the value of affiliated investments at January 31, 2020.
Net increase
(decrease) in
unrealized
				Net realized	appreciation	Amount of
Affiliated	Number			gain (loss) for	(depreciation)	Dividends or
Issuers	of shares	Purchases	Sales	the period	for the period	Interest	Value
DoubleLine Global Bond Fund	2,928,233	—	—	—	$(58,565)	$105,334	$30,512,187

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes
Industrials	—	$111,338,257	$7,500	$111,345,757
Financials	—	64,704,674	—	64,704,674
Utilities	—	27,001,499	—	27,001,499
Asset-Backed Securities	—	52,435,037	—	52,435,037
Mortgage-Backed Securities	—	108,547,135	—	108,547,135
Municipal Bonds	—	764,517	—	764,517
U. S. Government and Agency Obligations †	—	251,329,335	—	251,329,335
Foreign Government Obligations	—	5,377,705	—	5,377,705
Floating Rate Senior Loan Interests †	—	15,109,928	—	15,109,928
Common Stocks ††	$138,998	—	—	138,998
Investment Companies	30,512,187	—	—	30,512,187
Short-Term Investments
Joint Repurchase Agreements	—	2,441,122	—	2,441,122
U. S. Government Obligation	—	227,411	—	227,411
Other Investment Companies	12,199,428	—	—	12,199,428
Unfunded Loan Commitment	—	6,098	—	6,098
Total Investments in Securities	$42,850,613	$639,282,718	$7,500	$682,140,831

† All U.S. government and agency obligations and floating rate senior loan interest held in the Fund are Level 2 securities. For a detailed breakout of U. S. government and agency obligations by agency classification and floating rate senior loan interest by major industries classification, please refer to the Fund’s Schedule of Portfolio Investments.
†† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at January 31, 2020:
Corporate Bonds
and Notes
Balance as of October 31, 2019	$7,500
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of January 31, 2020	$7,500

Net change in unrealized appreciation/depreciation on investments still held at January 31, 2020	—

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of January 31, 2020. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of	Valuation	Unobservable
	January 31, 2020	Technique(s)	Inputs(s)	Range	Average
Corporate Bonds and Notes	$7,500	Market Approach	Indicative Broker Bid	N/A	N/A

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$4,420,957	$2,441,122	$2,115,768	$4,556,890

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-5.500%	02/15/20-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.